UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07076

Wilshire Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085

(Address of principal executive offices) (Zip code)

Lawrence Davanzo, President 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Shares		Value
COMMON STOCK — 98.3%

Consumer Discretionary — 8.4%
22,569	Amazon.Com, Inc.†(a)	$2,102,302
19,000	American Eagle Outfitters, Inc.(a)	499,890
16,556	Apollo Group, Inc., Class A†	995,843
5,600	Best Buy Co., Inc.	257,712
10,915	Burger King Holdings, Inc.	278,223
20,053	Cablevision Systems Corp., Class A†(a)	700,652
25,315	Carnival Corp.	1,226,006
3,722	Central European Media Enterprises, Ltd., Class A†	341,345
81,660	Coach, Inc.†	3,860,068
3,300	CROCS, Inc.†(a)	221,925
28,900	DreamWorks Animation SKG, Inc., Class A†	965,838
3,979	Expedia, Inc.†	126,851
17,860	Focus Media Holding, Ltd. ADR†(a)	1,036,237
26,130	GameStop Corp., Class A†	1,472,426
32,340	Garmin, Ltd.(a)	3,861,396
29	Getty Images, Inc.†	807
1,898	Harman International Industries, Inc.	164,215
3,026	IAC/InterActiveCorp.†	89,781
5,800	J.C. Penney Co., Inc.(a)	367,546
1,312	Jarden Corp.†	40,593
18,300	Johnson Controls, Inc.	2,161,413
10,615	Las Vegas Sands Corp.†	1,416,253
33,100	Liberty Global, Inc., Class A†(a)	1,357,762
117,000	Lowe’s Cos., Inc.	3,278,340
25,705	McDonald’s Corp.	1,400,151
61,000	NET Servicos de Comunicacao SA ADR(a)	1,011,380
51,250	News Corp., Class A	1,126,988
18,350	Nike, Inc., Class B	1,076,411
800	NutriSystem, Inc.†(a)	37,512
900	NVR, Inc.†(a)	423,225
4,527	Office Depot, Inc.†	93,347

Shares		Value

Consumer Discretionary (continued)
1,400	Panera Bread Co., Class A†	$57,120
10,690	Polo Ralph Lauren Corp.	831,148
4,879	Regal Entertainment Group, Class A	107,094
5,034	Scientific Games Corp., Class A†	189,278
8,568	Sears Holdings Corp.†(a)	1,089,850
35,910	Shaw Communications, Inc., Class B(a)	892,004
18,450	Staples, Inc.	396,490
180,615	Starbucks Corp.†	4,732,113
13,080	Starwood Hotels & Resorts Worldwide, Inc.	794,610
4,000	Target Corp.	254,280
60	Tiffany & Co.	3,141
8,400	TJX Cos., Inc.	244,188
7,210	Virgin Media, Inc.	174,987
6,669	WABCO Holdings, Inc.	311,776
60,330	Walt Disney Co. (The)	2,074,748
1,078	Warner Music Group Corp.	10,888
400	Yum! Brands, Inc.	13,532

		44,169,685

Consumer Staples — 5.8%
7,195	Altria Group, Inc.	500,268
82,462	Avon Products, Inc.	3,094,799
4,500	Bare Escentuals, Inc.†	111,915
5,096	Bunge, Ltd.(a)	547,565
38,194	Coca-Cola Co. (The)	2,195,009
15,065	Colgate-Palmolive Co.	1,074,436
18,830	Costco Wholesale Corp.(a)	1,155,597
206,186	CVS Caremark Corp.	8,171,151
8,030	Diageo PLC ADR	704,472
17,760	Fomento Economico Mexicano SAB de CV ADR	664,224
31	Kellogg Co.	1,736
19,762	Kraft Foods, Inc., Class A	681,987
2,973	Molson Coors Brewing Co., Class B	296,319

See Notes to Schedules of Investments.

Shares		Value

Consumer Staples (continued)
65,810	PepsiCo, Inc.	$4,821,241
34,710	Procter & Gamble Co.	2,441,501
21,892	Smithfield Foods, Inc.†	689,598
8,250	Walgreen Co.	389,730
60,449	Wal-Mart Stores, Inc.	2,638,599

		30,180,147

Energy — 7.5%
27,390	Acergy SA ADR	813,483
27,350	Cameron International Corp.†	2,524,132
6,500	ConocoPhillips	570,505
3,900	Continental Resources, Inc.†	70,746
16,600	ENSCO International, Inc.	931,260
62,420	Exxon Mobil Corp.	5,777,595
28,100	Foundation Coal Holdings, Inc.	1,101,520
1,300	GlobalSantaFe Corp.	98,826
24,660	Grant Prideco, Inc.†	1,344,463
59,553	Halliburton Co.	2,286,834
61,800	National Oilwell Varco, Inc.†	8,930,100
56,080	Schlumberger, Ltd.	5,888,400
3,136	Southwestern Energy Co.†	131,242
4,200	Tesoro Corp.	193,284
3,300	Tetra Technologies, Inc.†	69,762
8,065	Transocean, Inc.†	911,748
8,800	Unit Corp.†	425,920
9,400	Valero Energy Corp.	631,492
3,900	Western Refining, Inc.(a)	158,262
100,876	Williams Cos., Inc.	3,435,837
50,780	XTO Energy, Inc.(a)	3,140,235

		39,435,646

Financials — 7.3%
17,450	Aflac, Inc.	995,348
76,690	American Express Co.	4,553,085
35,700	American Financial Group, Inc.	1,017,093

Shares		Value

Financials (continued)
15,700	American International Group, Inc.	$1,062,105
15,825	Bank of New York Mellon Corp. (The)	698,516
93,146	CB Richard Ellis Group, Inc., Class A†(a)	2,593,185
93,500	Charles Schwab Corp. (The)	2,019,600
14,170	CME Group, Inc.	8,322,750
5,240	Franklin Resources, Inc.	668,100
12,104	Goldman Sachs Group, Inc. (The)	2,623,421
12,079	Hartford Financial Services Group, Inc.	1,117,911
17,665	HDFC Bank, Ltd. ADR	1,892,452
7,450	IntercontinentalExchange, Inc.†	1,131,655
14,440	JPMorgan Chase & Co.	661,641
20,960	Lincoln National Corp.	1,382,731
28,100	Loews Corp.	1,358,635
16,135	Merrill Lynch & Co., Inc.	1,150,103
66	Moody’s Corp.(a)	3,326
9,010	Morgan Stanley(a)	567,630
10,721	NYSE Euronext	848,781
7,900	Prudential Financial, Inc.	770,882
10,005	State Street Corp.(a)	681,941
38,425	TD Ameritrade Holding Corp.†	700,104
17,963	UNUM Group	439,555
6,723	W.R. Berkley Corp.	199,202
21,500	Wells Fargo & Co.	765,830

		38,225,582

Health Care — 17.1%
46,540	Abbott Laboratories	2,495,474
1,520	Abraxis BioScience, Inc.†(a)	34,701
29,953	Aetna, Inc.	1,625,549
7,915	Alcon, Inc.	1,139,127
88,675	Allergan, Inc.	5,716,877

See Notes to Schedules of Investments.

Shares		Value

Health Care (continued)
30,441	Amgen, Inc.†	$1,722,047
2,877	Amylin Pharmaceuticals, Inc.†	143,850
7,800	Bausch & Lomb, Inc.	499,200
12,800	Baxter International, Inc.	720,384
27,750	Bristol-Myers Squibb Co.	799,755
6,507	Brookdale Senior Living, Inc.(a)	259,044
12,902	Cardinal Health, Inc.	806,762
135,520	Celgene Corp.†(a)	9,663,931
12,785	Cigna Corp.	681,313
3,070	Cooper Cos., Inc. (The)	160,929
14,300	Covance, Inc.†	1,113,970
12,300	Coventry Health Care, Inc.†	765,183
25,100	Eli Lilly & Co.	1,428,943
62,115	Express Scripts, Inc.†	3,467,259
22,488	Genentech, Inc.†	1,754,514
32,395	Genzyme Corp.†	2,007,194
270,150	Gilead Sciences, Inc.†	11,041,031
1,800	Health Net, Inc.†	97,290
6,974	HLTH Corp.†	98,821
14,500	Humana, Inc.†	1,013,260
5,578	Intuitive Surgical, Inc.†	1,282,940
77,157	Johnson & Johnson	5,069,215
13,870	Kinetic Concepts, Inc.†(a)	780,604
30,410	Medco Health Solutions, Inc.†	2,748,760
54,585	Medtronic, Inc.	3,079,139
1,100	PerkinElmer, Inc.	32,131
45,627	Pfizer, Inc.(a)	1,114,668
22,200	Respironics, Inc.†	1,066,266
83,885	Schering-Plough Corp.	2,653,283
4,000	St. Jude Medical, Inc.†	176,280
83,195	Stryker Corp.	5,720,489
27,785	Teva Pharmaceutical Industries, Ltd. ADR	1,235,599
61,520	Thermo Fisher Scientific, Inc.†	3,550,934
46,217	UnitedHealth Group, Inc.	2,238,289

Shares		Value

Health Care (continued)
32,628	VCA Antech, Inc.†(a)	$1,362,219
12,550	Waters Corp.†	839,846
82,495	WellPoint, Inc.†	6,510,505
17,174	Wyeth	765,102

		89,482,677

Industrials — 12.2%
25,650	3M Co.	2,400,327
29,298	AGCO Corp.†	1,487,459
11,600	Aircastle, Ltd.(a)	387,672
6,974	American Standard Cos., Inc.	248,414
4,772	Avery Dennison Corp.	272,100
68,351	Boeing Co.	7,176,171
2,874	Brink’s Co. (The)	160,599
21,600	Caterpillar, Inc.	1,694,088
569	ChoicePoint, Inc.†	21,576
35,000	Corrections Corp. of America†	915,950
11,195	Cummins, Inc.	1,431,729
26,100	Danaher Corp.(a)	2,158,732
11,300	Deere & Co.	1,677,146
17,690	FedEx Corp.	1,853,028
11,000	General Dynamics Corp.	929,170
69,117	General Electric Co.	2,861,444
15,300	Goodrich Corp.	1,043,919
40,900	Honeywell International, Inc.	2,432,323
5,300	Illinois Tool Works, Inc.	316,092
6,700	ITT Corp.	455,131
12,500	Jacobs Engineering Group, Inc.†	944,750
3,500	Joy Global, Inc.	178,010
16,100	L-3 Communications Holdings, Inc.(a)	1,644,454
7,100	Laidlaw International, Inc.	250,062
700	McDermott International, Inc.†	37,856

See Notes to Schedules of Investments.

Shares		Value

Industrials (continued)
1	Owens Corning, Inc.†(a)	$25
21,823	Paccar, Inc.(a)	1,860,411
25,900	Pitney Bowes, Inc.	1,176,378
71,866	Precision Castparts Corp.	10,634,731
33,100	Quanta Services, Inc.†	875,495
25,130	Raytheon Co.	1,603,797
6,665	Siemens AG ADR(a)	914,771
49,140	Stericycle, Inc.†	2,808,842
9,900	Sunpower Corp., Class A†(a)	819,918
22,800	Terex Corp.†	2,029,656
67,916	Textron, Inc.	4,225,054
5,867	Timken Co.	217,959
48,285	United Technologies Corp.	3,885,977

		64,031,216

Information Technology — 28.9%
125,335	Adobe Systems, Inc.†	5,472,126
58,000	Akamai Technologies, Inc.†(a)	1,666,340
48,960	Amphenol Corp., Class A	1,946,649
114,505	Apple, Inc.†	17,581,097
47,900	Applied Materials, Inc.	991,530
16,920	ASML Holding NV	555,991
21,270	Autodesk, Inc.†	1,062,862
13,400	Avnet, Inc.†	534,124
13,800	Broadcom Corp., Class A†	502,872
30,695	Ciena Corp.†(a)	1,168,866
418,957	Cisco Systems, Inc.†	13,871,667
32,547	Citrix Systems, Inc.†	1,312,295
18,810	Cognizant Technology Solutions Corp., Class A†(a)	1,500,474
10,443	Computer Sciences Corp.†	583,764
71,453	Corning, Inc.	1,761,316
21,980	Cypress Semiconductor Corp.†	642,036
21,000	Dell, Inc.†	579,600
58	Diebold, Inc.	2,634
87,039	eBay, Inc.†(a)	3,396,262

Shares		Value

Information Technology (continued)
23,312	Electronic Arts, Inc.†	$1,305,239
76,041	Electronic Data Systems Corp.	1,660,736
343,160	EMC Corp.†	7,137,728
23,089	Google, Inc., Class A†	13,097,697
9,294	Hewitt Associates, Inc., Class A†	325,755
108,132	Hewlett-Packard Co.	5,383,893
24,275	Infosys Technologies, Ltd. ADR	1,174,667
77,596	Integrated Device Technology, Inc.†	1,201,186
255,504	Intel Corp.	6,607,333
83,238	International Business Machines Corp.	9,805,436
386	International Rectifier Corp.†	12,734
27,100	Intersil Corp., Class A	905,953
24,351	Intuit, Inc.†	737,835
31,068	JDS Uniphase Corp.†	464,777
152,420	Juniper Networks, Inc.†	5,580,096
40,155	LSI Corp.†	297,950
8,516	Mastercard, Inc., Class A	1,260,113
11,274	McAfee, Inc.†	393,124
86,898	MEMC Electronic Materials, Inc.†	5,114,817
2,162	Mettler-Toledo International, Inc.†	220,524
23,935	Microchip Technology, Inc.	869,319
290,785	Microsoft Corp.	8,566,525
5,611	NCR Corp.†	279,428
15,200	Nokia Oyj ADR	576,536
103,590	NVIDIA Corp.†	3,754,102
207,535	Oracle Corp.†	4,493,132
95,079	QUALCOMM, Inc.	4,018,039
9,534	Riverbed Technology, Inc.†	385,078
42	Salesforce.com, Inc.†	2,157
4,100	Seagate Technology	104,878
2,289	Silicon Laboratories, Inc.†	95,589
168,782	Sun Microsystems, Inc.†	946,867

See Notes to Schedules of Investments.

Shares		Value

Information Technology (continued)
38,741	Synopsys, Inc.†	$1,049,106
92	Teradyne, Inc.†	1,270
116,918	Texas Instruments, Inc.	4,278,030
39,200	Trimble Navigation, Ltd.†	1,537,032
11,703	Varian Semiconductor Equipment Associates, Inc.†	626,345
10,321	VeriFone Holdings, Inc.†(a)	457,530
23,452	VeriSign, Inc.†(a)	791,271
3,100	WebMD Health Corp., Class A†(a)	161,510
1,000	Western Union Co. (The)	20,970
44,460	Yahoo!, Inc.†	1,193,306
3,776	Zebra Technologies Corp., Class A†	137,786

		152,165,904

Materials — 5.8%
7,552	AK Steel Holding Corp.†	331,910
15,300	ArcelorMittal(a)	1,198,908
17,700	Ashland, Inc.	1,065,717
7,665	Celanese Corp., Class A	298,782
64,318	Dow Chemical Co. (The)	2,769,533
16,462	du Pont (E.I.) de Nemours & Co.	815,857
17,918	FMC Corp.	932,094
7,660	Freeport-McMoRan Copper & Gold, Inc.	803,458
9,464	International Flavors & Fragrances, Inc.	500,267
38,490	Kinross Gold Corp.†	576,580
161,095	Monsanto Co.	13,812,285
17,267	Mosaic Co. (The)†	924,129
66,854	Owens-Illinois, Inc.†	2,771,098
8,000	Potash Corp. of Saskatchewan(a)	845,600
24,245	Praxair, Inc.	2,030,761
6,916	Weyerhaeuser Co.	500,027

		30,177,006

Shares		Value

Telecommunication Services — 3.3%
88,975	America Movil SAB de CV ADR, Series L(a)	$5,694,400
9,200	AT&T, Inc.	389,252
15,100	China Mobile, Ltd. ADR (a)	1,238,804
3,320	Leap Wireless International, Inc.†	270,148
26,712	Level 3 Communications, Inc.†	124,211
8,935	NII Holdings, Inc.†	734,010
61,500	Qwest Communications International, Inc.†(a)	563,340
137,861	Sprint Nextel Corp.	2,619,359
105,511	Verizon Communications, Inc.	4,672,027
27,800	Vimpel-Communications ADR	751,712

		17,057,263

Utilities — 2.0%
29,800	Allegheny Energy, Inc.†	1,557,348
17,700	American Electric Power Co., Inc.	815,616
60,778	Consolidated Edison, Inc.	2,814,021
8,300	Energen Corp.	474,096
25,452	Exelon Corp.	1,918,063
6,549	FPL Group, Inc.	398,703
30,614	Integrys Energy Group, Inc.	1,568,355
13,750	NRG Energy, Inc.†(a)	581,488
12,380	PPL Corp.	573,194
130	TXU Corp.	8,901

		10,709,785

Total Common Stock (Cost $409,254,187)		515,634,911

EXCHANGE TRADED FUNDS — 0.4%

24,800	iShares Dow Jones U.S. Medical Devices Index Fund†(a)	1,490,480

See Notes to Schedules of Investments.

Shares		Value

12,200	iShares Russell 1000 Growth Index Fund	$751,764

Total Exchange Traded Funds (Cost $2,153,853)		2,242,244

MONEY MARKET FUND — 9.1%
47,801,628	PNC Institutional Money Market Trust 5.40% (Cost $47,801,628)(b)	47,801,628

Total Investments — 107.8%
(Cost $459,209,668)	565,678,783
Other Assets & Liabilities, Net — (7.8)%	(41,164,303)

NET ASSETS — 100.0%	$524,514,480

ADR - American Depository Receipt.
†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Schedules of Investments.

Shares		Value
COMMON STOCK — 98.5%

Consumer Discretionary — 10.8%
8,980	Amazon.Com, Inc.†(a)	$836,487
6,600	Apollo Group, Inc., Class A†	396,990
3,200	Autozone, Inc.†	371,648
12,400	Big Lots, Inc.†	370,016
100	Cablevision Systems Corp., Class A†	3,494
67	CBS Corp., Class B	2,111
4,400	DIRECTV Group, Inc. (The)†	106,832
90	DreamWorks Animation SKG, Inc., Class A†	3,008
11,900	Eastman Kodak Co.	318,444
6,000	EchoStar Communications Corp., Class A†	280,860
13,200	Ford Motor Co.†	112,068
50	Getty Images, Inc.†	1,392
100	Harman International Industries, Inc.	8,652
6,600	Hasbro, Inc.	184,008
20,100	Home Depot, Inc.	652,044
2,800	Idearc, Inc.	88,116
2,700	J.C. Penney Co., Inc.	171,099
2,700	Jack in the Box, Inc.†	175,068
408	Johnson Controls, Inc.	48,189
8	Liberty Global, Inc., Class A†	328
6,175	Magna International, Inc., Class A	594,714
19,900	McDonald’s Corp.	1,083,953
6,800	Omnicom Group, Inc.	327,012
2,800	Phillips-Van Heusen	146,944
380	Sears Holdings Corp.†	48,336
4,200	Snap-On, Inc.	208,068
5,800	Tempur-Pedic International, Inc.	207,350
307	Time Warner, Inc.	5,637
21,775	TJX Cos., Inc.	632,999

Shares		Value

Consumer Discretionary (continued)
6,600	Walt Disney Co. (The)	$226,974
6,475	Whirlpool Corp.(a)	576,922

		8,189,763

Consumer Staples — 6.6%
18,194	Altria Group, Inc.	1,265,029
872	Anheuser-Busch Cos., Inc.	43,591
340	Archer-Daniels-Midland Co.	11,247
468	Avon Products, Inc.	17,564
7,000	BJ’s Wholesale Club, Inc.†	232,120
220	Brown-Forman Corp., Class B	16,480
15	Clorox Co.	915
4,310	HJ Heinz Co.	199,122
513	Kellogg Co.	28,728
4,025	Kimberly-Clark Corp.	282,797
12,902	Kraft Foods, Inc., Class A	445,248
19,800	Kroger Co. (The)	564,696
2,650	Loews Corp. - Carolina Group	217,910
1,885	Molson Coors Brewing Co., Class B	187,878
4,400	Pepsi Bottling Group, Inc.	163,548
2,950	Procter & Gamble Co.	207,503
166	Reynolds American, Inc.	10,556
1,900	Sanderson Farms, Inc.	79,173
290	Smithfield Foods, Inc.†	9,135
23,125	Wal-Mart Stores, Inc.	1,009,406

		4,992,646

Energy — 10.8%
2,800	Anadarko Petroleum Corp.	150,500
6,400	BP PLC ADR	443,840
10	Cameron International Corp.†	923
19,458	Chevron Corp.	1,820,880
2,360	ConocoPhillips	207,137

See Notes to Schedules of Investments.

Shares		Value

Energy (continued)
13,849	Exxon Mobil Corp.	$1,281,863
210	Foundation Coal Holdings, Inc.	8,232
4,300	Frontier Oil Corp.	179,052
200	Halliburton Co.	7,680
170	Hess Corp.	11,310
22,950	Marathon Oil Corp.	1,308,609
5,210	National Oilwell Varco, Inc.†	752,845
10	Spectra Energy Corp.	245
7,400	Sunoco, Inc.	523,772
2,700	Tesoro Corp.	124,254
6,100	Transocean, Inc.†	689,605
200	Unit Corp.†	9,680
9,630	Valero Energy Corp.	646,943
130	W&T Offshore, Inc.	3,170
90	Williams Cos., Inc.	3,065

		8,173,605

Financials — 31.8%
14,025	Allstate Corp. (The)	802,090
3,200	American Financial Group, Inc.	91,168
24,700	American International Group, Inc.	1,670,955
9,700	Ameriprise Financial, Inc.	612,167
160	Annaly Capital Management, Inc.	2,549
5,730	AON Corp.	256,761
33,596	Bank of America Corp.	1,688,871
7,440	Bank of New York Mellon Corp. (The)	328,402
250	Bear Stearns Cos., Inc. (The)	30,702
9,425	Capital One Financial Corp.	626,103
29,910	Charles Schwab Corp. (The)	646,056
90	Cincinnati Financial Corp.	3,898
40,030	Citigroup, Inc.	1,868,200
1,580	CME Group, Inc.	928,013
7,800	Comerica, Inc.	399,984

Shares		Value

Financials (continued)
25,325	Countrywide Financial Corp.	$481,428
3,937	Discover Financial Services†	81,890
14,200	Fannie Mae	863,502
13,430	Fidelity National Financial, Inc., Class A	234,757
351	Fifth Third Bancorp	11,892
16,750	Freddie Mac	988,418
10	Genworth Financial, Inc., Class A	307
600	Goldman Sachs Group, Inc. (The)	130,044
3,140	Hartford Financial Services Group, Inc.	290,607
6,800	Health Care REIT, Inc.	300,832
4,600	Jefferies Group, Inc.	128,018
24,801	JPMorgan Chase & Co.	1,136,382
120	Lazard, Ltd., Class A	5,088
7,816	Lehman Brothers Holdings, Inc.(a)	482,482
4,000	Lincoln National Corp.	263,880
1,100	Loews Corp.	53,185
5,200	Merrill Lynch & Co., Inc.	370,656
7,295	MetLife, Inc.	508,681
560	MGIC Investment Corp.	18,094
10,605	Morgan Stanley	668,115
10,800	New York Community Bancorp, Inc.	205,740
11,250	NYSE Euronext	890,662
10	Old Republic International Corp.	187
120	PartnerRe, Ltd.	9,479
5,927	PMI Group, Inc. (The)	193,813
5,200	Popular, Inc.	63,856
3,600	Prologis	238,860
3,390	Prudential Financial, Inc.	330,796
100	Public Storage	7,865
3,400	Raymond James Financial, Inc.	111,690

See Notes to Schedules of Investments.

Shares		Value

Financials (continued)
20	St Joe Co. (The)(a)	$672
320	State Street Corp.	21,811
10,875	Torchmark Corp.	677,730
17,000	Travelers Cos., Inc. (The)	855,780
220	UnionBanCal Corp.	12,850
9,498	UNUM Group	232,416
8,820	Wachovia Corp.	442,323
16,116	Washington Mutual, Inc.	569,056
37,370	Wells Fargo & Co.	1,331,119
11,275	XL Capital, Ltd., Class A	892,980
110	Zions Bancorp.	7,554

		24,071,416

Health Care — 10.9%
12,200	AmerisourceBergen Corp.	553,026
11,550	Amgen, Inc.†	653,383
1,600	Biogen Idec, Inc.†	106,128
25,025	Bristol-Myers Squibb Co.	721,220
15,000	Cigna Corp.	799,350
3,400	Coventry Health Care, Inc.†	211,514
4,400	Covidien, Ltd.†	182,600
3,700	Eli Lilly & Co.	210,641
439	Genentech, Inc.†	34,251
1,600	Humana, Inc.†	111,808
2,600	Invitrogen Corp.†	212,498
11,590	Johnson & Johnson	761,463
1,600	Medco Health Solutions, Inc.†	144,624
6,900	Merck & Co., Inc.	356,661
2,900	OSI Pharmaceuticals, Inc.†	98,571
90,392	Pfizer, Inc.(a)	2,208,276
1,940	Thermo Fisher Scientific, Inc.†	111,977
16,100	UnitedHealth Group, Inc.	779,723
220	WellPoint, Inc.†	17,362

		8,275,076

Industrials — 6.6%
50	3M Co.	4,679

Shares		Value

Industrials (continued)
828	AGCO Corp.†	$42,038
8,861	Boeing Co.	930,316
210	Caterpillar, Inc.	16,470
3,200	CNH Global NV	194,368
4,300	Cooper Industries, Ltd., Class A	219,687
1,100	Cummins, Inc.	140,679
255	Dun & Bradstreet Corp.	25,146
2,500	Excel Maritime Carriers, Ltd.	139,500
1,500	General Cable Corp.†	100,680
7,336	General Electric Co.	303,710
3,320	Goodrich Corp.	226,524
15,985	Honeywell International, Inc.	950,628
250	Jacobs Engineering Group, Inc.†	18,895
40	Joy Global, Inc.	2,034
2	Laidlaw International, Inc.	70
280	Northrop Grumman Corp.	21,840
5,700	Parker Hannifin Corp.	637,431
608	Pitney Bowes, Inc.	27,615
160	Rockwell Automation, Inc.	11,122
4,300	Spirit Aerosystems Holdings, Inc., Class A†	167,442
1,600	SPX Corp.	148,096
1,400	Terex Corp.†	124,628
532	Textron, Inc.	33,096
85	Timken Co.	3,158
4,400	Tyco International, Ltd.	195,096
3,500	UAL Corp.†	162,855
1,600	United Technologies Corp.	128,768

		4,976,571

Information Technology — 8.3%
12,075	Affiliated Computer Services, Inc., Class A†	606,648
106,585	Alcatel-Lucent ADR (a)	1,085,035
2,400	Aspen Technology, Inc.†	34,368

See Notes to Schedules of Investments.

Shares		Value

Information Technology (continued)
20	Broadcom Corp., Class A†	$729
18,950	CA, Inc.	487,394
1,080	Cisco Systems, Inc.†	35,759
4,800	Computer Sciences Corp.†	268,320
31,100	Dell, Inc.†	858,360
160	eBay, Inc.†	6,243
310	Electronic Arts, Inc.†	17,357
1,313	Electronic Data Systems Corp.	28,676
20	Google, Inc., Class A†	11,345
652	Hewitt Associates, Inc., Class A†	22,853
15,000	Hewlett-Packard Co.	746,850
1,850	International Business Machines Corp.	217,930
230	Intuit, Inc.†	6,969
2,600	KLA-Tencor Corp.	145,028
14,200	Micron Technology, Inc.†	157,620
18,750	Microsoft Corp.	552,375
330	Motorola, Inc.	6,115
3,300	NCR Corp.†	164,340
10,100	Oracle Corp.†	218,665
4,400	SanDisk Corp.†	242,440
20	Seagate Technology	511
19,100	Sun Microsystems, Inc.†	107,151
4,700	Synopsys, Inc.†	127,276
4,400	Tyco Electronics, Ltd.	155,892

		6,312,249

Materials — 4.9%
1,400	Allegheny Technologies, Inc.	153,930
450	Ashland, Inc.	27,095
1,900	Ball Corp.	102,125
800	Carpenter Technology Corp.	104,008
13,500	Celanese Corp., Class A	526,230
5,000	CF Industries Holdings, Inc.	379,550
2,500	Cytec Industries, Inc.	170,975

Shares		Value

Materials (continued)
1,454	Dow Chemical Co. (The)	$62,609
766	du Pont (E.I.) de Nemours & Co.	37,963
8,800	Freeport-McMoRan Copper & Gold, Inc.	923,032
2,700	Olin Corp.	60,426
33	Owens-Illinois, Inc.†	1,368
2,200	Terra Nitrogen Co. LP	279,026
8,600	United States Steel Corp.	911,084
120	Weyerhaeuser Co.	8,676

		3,748,097

Telecommunication Services — 3.0%
234	Alltel Corp.	16,305
2,700	America Movil SAB de CV ADR, Series L	172,800
14,547	AT&T, Inc.	615,484
3,700	CenturyTel, Inc.	171,014
10,500	Citizens Communications Co.	150,360
3,922	EMBARQ Corp.	218,063
270	Leap Wireless International, Inc.†	21,970
20,136	Sprint Nextel Corp.	382,584
11,505	Verizon Communications, Inc.	509,441

		2,258,021

Utilities — 4.8%
11,570	American Electric Power Co., Inc.	533,146
8,900	Centerpoint Energy, Inc.	142,667
1,050	Consolidated Edison, Inc.	48,615
260	Dominion Resources, Inc.	21,918
540	DPL, Inc.(a)	14,180
10	Duke Energy Corp.	187
7,600	Edison International	421,420
180	Entergy Corp.	19,492
320	Exelon Corp.	24,115

See Notes to Schedules of Investments.

Shares		Value

Utilities (continued)
327	FPL Group, Inc.	$19,908
910	Integrys Energy Group, Inc.	46,619
3,000	Mirant Corp.†	122,040
120	NiSource, Inc.	2,297
12,100	Northeast Utilities	345,697
20	OGE Energy Corp.	662
4	ONEOK, Inc.	190
8,800	PG&E Corp.	420,640
4,800	Public Service Enterprise Group, Inc.	422,352
9,450	Sempra Energy	549,234
200	Suburban Propane Partners LP	8,880
9,975	Wisconsin Energy Corp.	449,174
13	Xcel Energy, Inc.(a)	280

		3,613,713

Total Common Stock
(Cost $68,342,094)		74,611,157

WARRANTS — 0.0%

51	Raytheon Co. expire
	06/16/11
	(Cost $813)†	1,409

MONEY MARKET FUND — 4.0%

3,053,946	PNC Institutional Money
	Market Trust 5.40%
	(Cost $3,053,946)(b)	3,053,946

Value
Total Investments — 102.5%
(Cost $71,396,853)	$77,666,512
Other Assets & Liabilities, Net — (2.5)%	(1,912,243)

NET ASSETS — 100.0%	$75,754,269

ADR - American Depository Receipt.
†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Schedules of Investments.

Shares		Value
COMMON STOCK — 95.4%

Consumer Discretionary — 12.7%
7,100	99 Cents Only Stores†	$72,917
925	Aeropostale, Inc.†	17,630
3,000	Ambassadors Group, Inc.	114,300
1,125	Bally Technologies, Inc.†	39,859
5,150	Benihana, Inc., Class A†	89,146
300	Blue Nile, Inc.†(a)	28,236
1,290	Catalina Marketing Corp.†	41,783
5,025	Charter Communications, Inc., Class A†	12,964
300	Childrens Place Retail Stores, Inc. (The)†	7,284
220	Chipotle Mexican Grill, Inc., Class A†	25,989
825	Chipotle Mexican Grill, Inc., Class B†	88,275
270	Coinstar, Inc.†	8,686
200	Corinthian Colleges, Inc.†(a)	3,182
1,250	CROCS, Inc.†(a)	84,062
5,350	Denny’s Corp.†	21,400
505	DeVry, Inc.	18,690
1,125	Domino’s Pizza, Inc.	18,664
3,075	Gemstar-TV Guide International, Inc.†	21,402
425	Genesco, Inc.†	19,605
4,630	G-III Apparel Group, Ltd.†	91,165
300	GSI Commerce, Inc.†(a)	7,980
600	iRobot Corp.†(a)	11,928
3,430	Jackson Hewitt Tax Service, Inc.	95,903
400	Jarden Corp.†	12,376
200	Lifetime Brands, Inc.	4,058
1,225	Live Nation, Inc.†	26,031
100	Matthews International Corp., Class A	4,380
1,062	NetFlix, Inc.†(a)	22,005
425	NutriSystem, Inc.†(a)	19,928
788	Overstock.com, Inc.†	22,694
686	Peet’s Coffee & Tea, Inc.†	19,146

Shares		Value

Consumer Discretionary (continued)
2,710	Phillips-Van Heusen	$142,221
525	Pre-Paid Legal Services, Inc.†	29,116
1,225	Priceline.com, Inc.†(a)	108,719
1,525	RCN Corp.†	18,758
525	Red Robin Gourmet Burgers, Inc.†	22,522
200	Scientific Games Corp., Class A†	7,520
2,566	Sealy Corp.(a)	36,027
940	Shuffle Master, Inc.†	14,053
2,200	Smith & Wesson Holding Corp.†	41,998
400	Sonic Corp.†	9,360
825	Sotheby’s	39,427
600	Spartan Motors, Inc.(a)	10,098
237	Stamps.com, Inc.†	2,837
2,675	Strayer Education, Inc.	451,085
8,225	Sun-Times Media Group, Inc., Class A†	18,671
700	Texas Roadhouse, Inc., Class A†	8,190
200	Town Sports International Holdings, Inc.†	3,042
325	Under Armour, Inc., Class A†(a)	19,442
1,725	Visteon Corp.†	8,884
4,040	Volcom, Inc.†	171,781
1,252	Warnaco Group, Inc. (The)†	48,916
1,682	Wet Seal, Inc. (The), Class A†	6,509

		2,290,844

Consumer Staples — 1.4%
650	Andersons, Inc. (The)	31,213
425	Central European Distribution Corp.†	20,362
525	Corn Products International, Inc.	24,082

See Notes to Schedules of Investments.

Shares		Value

Consumer Staples (continued)
625	Green Mountain Coffee
	Roasters, Inc.†	$20,744
1,850	Pilgrim’s Pride Corp.	64,250
2,347	Playtex Products, Inc.†	42,903
20,750	Revlon, Inc., Class A†	23,863
1,025	United Natural Foods, Inc.†	27,900

		255,317

Energy — 5.4%
2,808	Allis-Chalmers Energy, Inc.†	53,184
844	Alon USA Energy, Inc.(a)	28,510
1,125	Arena Resources, Inc.†	73,688
2,700	ATP Oil & Gas Corp.†(a)	126,981
310	Atwood Oceanics, Inc.†	23,734
2,010	Carrizo Oil & Gas, Inc.†	90,169
2,050	ENGlobal Corp.†	23,390
765	Exterran Holdings, Inc.†	61,460
625	GMX Resources, Inc.†	20,106
425	Lufkin Industries, Inc.	23,384
600	McMoRan Exploration Co.†	8,070
1,297	NATCO Group, Inc., Class A†	67,120
8,203	Nova Biosource Fuels, Inc.†(a)	23,050
13,450	Petroquest Energy, Inc.†	144,318
32,125	Rentech, Inc.†	69,390
3,952	SulphCo, Inc.†(a)	34,778
1,026	Warren Resources, Inc.†(a)	12,866
1,573	Western Refining, Inc.(a)	63,832
400	W-H Energy Services, Inc.†	29,500

		977,530

Financials — 2.8%
300	Advance America Cash Advance Centers, Inc.	3,201
1,950	Alexandria Real Estate Equities, Inc.	187,707
300	CompuCredit Corp.†	6,513

Shares		Value

Financials (continued)
280	Dollar Financial Corp.†	$7,988
325	International Securities Exchange Holdings, Inc.	21,603
425	Investment Technology Group, Inc.†	18,267
16,241	Move, Inc.†	44,825
1,025	NYSE Euronext	81,149
300	PICO Holdings, Inc.†	12,465
2,320	SVB Financial Group†	109,875
425	Tejon Ranch Co.†	17,595

		511,188

Health Care — 16.5%
600	Abaxis, Inc.†	13,470
1,350	Adams Respiratory Therapeutics, Inc.†(a)	52,029
600	Affymetrix, Inc.†	15,222
625	Air Methods Corp.†	28,875
525	Alexion Pharmaceuticals, Inc.†	34,204
1,125	Align Technology, Inc.†	28,496
6,087	Allscripts Healthcare Solutions, Inc.†	164,532
600	Angiodynamics, Inc.†	11,310
100	Aspect Medical Systems, Inc.†	1,357
3,322	BioMarin Pharmaceuticals, Inc.†	82,718
1,655	Bruker BioSciences Corp.†	14,564
1,035	Cambrex Corp.	11,271
400	Centene Corp.†	8,604
1,325	Cepheid, Inc.†	30,210
1,650	Chemed Corp.	102,564
625	Corvel Corp.†	14,450
1,826	CV Therapeutics, Inc.†	16,397
725	Dionex Corp.†	57,609
1,250	DJO, Inc.†	61,375
1,517	Eclipsys Corp.†	35,376
5,550	Encysive Pharmaceuticals, Inc.†	8,380

See Notes to Schedules of Investments.

Shares		Value

Health Care (continued)
3,376	eResearch Technology, Inc.†	$38,453
5,225	Exelixis, Inc.†	55,333
1,710	Gen-Probe, Inc.†	113,852
1,550	Greatbatch, Inc.†	41,214
425	Haemonetics Corp.†	21,004
5,840	HMS Holdings Corp.†	143,722
1,185	Hologic, Inc.†(a)	72,285
1,994	Hythiam, Inc.†(a)	14,835
1,520	Icon PLC, ADR†	77,566
2,225	Indevus Pharmaceuticals, Inc.†	15,375
725	Integra LifeSciences Holdings Corp.†(a)	35,220
3,985	inVentiv Health, Inc.†	174,623
2,793	Inverness Medical Innovations, Inc.†(a)	154,509
100	Kendle International, Inc.†(a)	4,153
500	Keryx Biopharmaceuticals, Inc.†	4,970
1,425	Kyphon, Inc.†	99,750
200	Landauer, Inc.	10,192
350	Matria Healthcare, Inc.†	9,156
1,100	Medarex, Inc.†	15,576
461	Minrad International, Inc.†	2,208
340	Molina Healthcare, Inc.†	12,332
1,847	Neurocrine Biosciences, Inc.†	18,470
400	Odyssey HealthCare, Inc.†	3,844
1,451	Omnicell, Inc.†	41,412
600	Onyx Pharmaceuticals, Inc.†	26,112
100	Orthofix International NV†	4,897
1,500	OSI Pharmaceuticals, Inc.†	50,985
5,433	Owens & Minor, Inc.	206,943
2,875	Pain Therapeutics, Inc.†	26,881
1,075	Par Pharmaceutical Cos., Inc.†	19,952

Shares		Value

Health Care (continued)
1,520	Pediatrix Medical Group, Inc.†	$99,438
200	Penwest Pharmaceuticals Co.†(a)	2,202
425	PolyMedica Corp.	22,321
200	Progenics Pharmaceuticals, Inc.†(a)	4,422
4,370	Psychiatric Solutions, Inc.†	171,654
600	Savient Pharmaceuticals, Inc.†	8,730
300	Sirona Dental Systems, Inc.†	10,701
4,710	Skilled Healthcare Group, Inc., Class A†	74,182
400	SonoSite, Inc.†	12,208
500	Spectranetics Corp.†	6,740
470	Trizetto Group, Inc.†	8,230
425	United Therapeutics Corp.†(a)	28,280
600	Valeant Pharmaceuticals International†	9,288
1,025	Varian, Inc.†	65,200
1,325	Ventana Medical Systems, Inc.†	113,831
100	West Pharmaceutical Services, Inc.	4,166
500	Wright Medical Group, Inc.†	13,410
400	Zymogenetics, Inc.†	5,220

		2,969,060

Industrials — 19.7%
7,335	AAR Corp.†	222,544
4,000	ACCO Brands Corp.†	89,760
525	Actuant Corp., Class A(a)	34,109
1,325	Administaff, Inc.	48,096
525	Advisory Board Co. (The)†	30,697
1,350	AGCO Corp.†	68,539
24	Airtran Holdings, Inc.†	236
1,028	Alaska Air Group, Inc.†	23,737
400	American Commercial Lines, Inc.†	9,492

See Notes to Schedules of Investments.

Shares		Value

Industrials (continued)
600	American Ecology Corp.	$12,714
525	Astec Industries, Inc.†	30,161
300	Badger Meter, Inc.	9,615
3,400	BE Aerospace, Inc.†	141,202
1,225	Brady Corp., Class A(a)	43,953
5,339	Briggs & Stratton Corp.	134,436
1,075	Bucyrus International, Inc., Class A	78,400
2,080	Cenveo, Inc.†	44,990
3,500	Chart Industries, Inc.†	112,560
1,125	Clean Harbors, Inc.†	50,085
3,860	Corrections Corp. of America†	101,016
625	CRA International, Inc.†	30,119
400	Diamond Management & Technology Consultants, Inc.	3,680
925	Energy Conversion Devices, Inc.†(a)	21,016
532	Equifax, Inc.	20,280
2,058	ESCO Technologies, Inc.†	68,408
747	Flow International Corp.†	6,589
300	Forward Air Corp.	8,934
340	Franklin Electric Co., Inc.(a)	13,977
1,225	FTI Consulting, Inc.†	61,630
6,018	GenCorp., Inc.†	71,975
2,007	General Cable Corp.†(a)	134,710
525	Genlyte Group, Inc.†	33,737
200	GrafTech International, Ltd.†	3,568
750	Greenbrier Cos., Inc.	20,032
700	H&E Equipment Services, Inc.†	12,586
2,500	Herman Miller, Inc.	67,850
420	II-VI, Inc.†	14,503
3,900	Ionatron, Inc.†	13,377
1,314	Kaman Corp.	45,412
600	Knight Transportation, Inc.(a)	10,326
1,980	Labor Ready, Inc.†	36,650

Shares		Value

Industrials (continued)
100	Ladish Co., Inc.†	$5,548
200	Lamson & Sessions Co. (The)†	5,392
3,000	LMI Aerospace, Inc.†	69,450
2,232	Middleby Corp.†	144,053
300	Navigant Consulting, Inc.†	3,798
270	On Assignment, Inc.†	2,522
500	Resources Connection, Inc.	11,575
2,070	Ritchie Bros Auctioneers, Inc.	134,757
1,794	Rollins, Inc.	47,882
200	Shaw Group, Inc. (The)†	11,620
525	Smith (A.O.) Corp.	23,037
625	Sunpower Corp., Class A†(a)	51,762
400	Team, Inc.†	10,952
2,975	TeleTech Holdings, Inc.†	71,132
193	Tetra Tech, Inc.†	4,076
701	Titan International, Inc.(a)	22,376
100	TransDigm Group, Inc.†	4,571
292	Trex Co., Inc.†	3,247
1,550	Triumph Group, Inc.	126,651
3,740	UAP Holding Corp.	117,286
200	Ultrapetrol Bahamas, Ltd.†	3,322
1,861	United Stationers, Inc.†	103,323
1,263	URS Corp.†	71,296
8,293	Wabtec Corp.	310,656
100	Walter Industries, Inc.	2,690
1,525	Washington Group International, Inc.†	133,910
1,350	Watson Wyatt Worldwide, Inc., Class A	60,669

		3,543,254

Information Technology — 23.5%
200	ACI Worldwide, Inc.†(a)	4,470
5,659	Advanced Analogic Technologies, Inc.†	60,212
100	AMIS Holdings, Inc.†	971

See Notes to Schedules of Investments.

Shares		Value

Information Technology (continued)
725	Anixter International, Inc.†(a)	$59,776
8,610	Arris Group, Inc.†	106,334
6,569	Art Technology Group, Inc.†	19,838
1,959	Asyst Technologies, Inc.†	10,363
1,025	ATMI, Inc.†	30,494
3,449	Authorize.Net Holdings, Inc.†	60,806
525	Avid Technology, Inc.†(a)	14,217
100	Avocent Corp.†	2,912
900	Bankrate, Inc.†(a)	41,508
1,450	Benchmark Electronics, Inc.†	34,611
1,850	Blackboard, Inc.†	84,804
1,500	Blue Coat Systems, Inc.†(a)	118,140
2,975	Brightpoint, Inc.†	44,655
590	Brooks Automation, Inc.†	8,402
545	Cabot Microelectronics Corp.†	23,299
1,125	CACI International, Inc., Class A†	57,476
625	Checkpoint Systems, Inc.†	16,494
300	Cirrus Logic, Inc.†	1,920
8,197	CNET Networks, Inc.†(a)	61,068
80	Cogent, Inc.†	1,254
1,731	CSG Systems International, Inc.†	36,784
728	Cybersource Corp.†	8,510
1,075	Cymer, Inc.†	41,269
600	Cypress Semiconductor Corp.†	17,526
1,390	Digital River, Inc.†	62,202
4,710	Diodes, Inc.†	151,191
3,380	DivX, Inc.†	50,261
1,325	Emulex Corp.†	25,400
804	EnerNOC, Inc.†	30,697
1,100	Equinix, Inc.†(a)	97,559
88	Factset Research Systems, Inc.(a)	6,032
625	FEI Co.†(a)	19,644

Shares		Value

Information Technology (continued)
2,400	Finisar Corp.†(a)	$6,720
1,390	i2 Technologies, Inc.†(a)	21,198
10,360	Informatica Corp.†	162,652
672	InterDigital, Inc.†(a)	13,964
2,250	Intermec, Inc.†(a)	58,770
2,872	Internap Network Services Corp.†	40,696
600	IPG Photonics Corp.†	11,796
2,300	Itron, Inc.†(a)	214,061
1,025	j2 Global Communications, Inc.†	33,548
415	Lionbridge Technologies, Inc.†	1,656
450	Littelfuse, Inc.†	16,060
900	LivePerson, Inc.†	5,544
825	Macrovision Corp.†	20,320
1,125	Manhattan Associates, Inc.†	30,836
1,350	Mantech International Corp., Class A†	48,573
800	Marchex, Inc., Class B(a)	7,608
300	Mattson Technology, Inc.†	2,595
2,380	Micros Systems, Inc.†	154,867
9,050	Microsemi Corp.†	252,314
1,300	MicroStrategy, Inc., Class A†	103,142
1,203	Microtune, Inc.†	7,242
2,775	MIPS Technologies, Inc.†(a)	21,922
1,750	Monolithic Power Systems, Inc.†	44,450
1,238	Multi-Fineline Electronix, Inc.†	18,360
8,360	Ness Technologies, Inc.†	91,291
653	Netgear, Inc.†	19,864
3,580	Netlogic Microsystems, Inc.†(a)	129,274
100	Netscout Systems, Inc.†	1,090
4,440	NICE Systems, Ltd. ADR †	159,130
1,035	Nuance Communications, Inc.†(a)	19,986

See Notes to Schedules of Investments.

Shares		Value

Information Technology (continued)
361	Omnivision Technologies, Inc.†(a)	$8,206
550	ON Semiconductor Corp.†	6,908
1,697	OSI Systems, Inc.†	38,199
200	PDF Solutions, Inc.†	1,976
5,230	Perficient, Inc.†	114,380
1,338	Perot Systems Corp., Class A†	22,626
200	PLX Technology, Inc.†	2,160
70	PMC - Sierra, Inc.†	587
13,074	Powerwave Technologies, Inc.†	80,536
635	Progress Software Corp.†	19,240
1,985	Quality Systems, Inc.(a)	72,711
900	RightNow Technologies, Inc.†	14,481
725	SAVVIS, Inc.†	28,115
92	Silicon Image, Inc.†	474
400	SiRF Technology Holdings, Inc.†	8,540
6,613	Skyworks Solutions, Inc.†	59,782
1,530	Sohu.com, Inc.†(a)	57,696
1,401	Sonus Networks, Inc.†	8,546
400	Standard Microsystems Corp.†	15,368
1,181	Synaptics, Inc.†	56,405
500	SYNNEX Corp.†	10,280
400	Syntel, Inc.	16,632
266	Tekelec†	3,219
1,425	Terremark Worldwide, Inc.†	10,217
1,125	Tessera Technologies, Inc.†	42,187
100	TTM Technologies, Inc.†	1,157
100	Ultratech, Inc.†	1,386
2,753	Universal Display Corp.†(a)	48,783
400	UTStarcom, Inc.†(a)	1,464
1,035	Vasco Data Security International, Inc.†	36,546
1,465	Veeco Instruments, Inc.†(a)	28,392
531	Verint Systems, Inc.†	13,806

Shares		Value

Information Technology (continued)
100	Vignette Corp.†	$2,007
1,005	VistaPrint, Ltd.†(a)	37,557
2,200	Visual Sciences, Inc.†	31,768
3,720	Vocus, Inc.†	108,773
2,097	Volterra Semiconductor Corp.†	25,751
656	Websense, Inc.†	12,943
3,396	Zoran Corp.†	68,599

		4,249,031

Materials — 6.0%
3,937	AK Steel Holding Corp.†	173,031
300	American Vanguard Corp	5,856
2,300	Apex Silver Mines, Ltd.†	44,735
525	Arch Chemicals, Inc.	24,612
6,060	Claymont Steel Holdings, Inc.†	122,715
3,912	Coeur d’Alene Mines Corp.†(a)	14,826
6,475	Compass Minerals International, Inc.	220,409
453	Flotek Industries, Inc.†	20,000
1,025	H.B. Fuller Co.	30,422
1,330	Haynes International, Inc.†	113,542
266	Hecla Mining Co.†	2,380
2,265	RTI International Metals, Inc.†	179,524
500	Texas Industries, Inc.	39,250
2,552	W.R. Grace & Co.†(a)	68,547
425	Zoltek Cos., Inc.†	18,543

		1,078,392

Telecommunication Services — 4.4%
5,942	Alaska Communications Systems Group, Inc.	85,862
825	Cbeyond, Inc.†	33,652
13,602	Centennial Communications Corp.†	137,652

See Notes to Schedules of Investments.

Shares		Value

Telecommunication Services (continued)
4,301	Cincinnati Bell, Inc.†	$21,247
7,886	Dobson Communications Corp., Class A†	100,862
8,700	FiberTower Corp.†(a)	33,408
1,884	General Communication, Inc., Class A†	22,872
3,093	Global Crossing, Ltd.†	65,200
660	Globalstar, Inc.†(a)	4,838
250	Golden Telecom, Inc.	20,123
300	iPCS, Inc.	10,317
190	NTELOS Holdings Corp.	5,597
2,175	Rural Cellular Corp., Class A†	94,613
280	SBA Communications Corp., Class A†	9,878
5,086	Time Warner Telecom, Inc., Class A†	111,739
600	USA Mobility, Inc.†	10,122
16,795	Vonage Holdings Corp.†(a)	17,299

		785,281

Utilities — 3.0%
925	Allete, Inc.	41,403
1,168	Black Hills Corp.	47,911
5,557	Integrys Energy Group, Inc.	284,685
2,339	ITC Holdings Corp.	115,898
200	Ormat Technologies, Inc.	9,268
1,590	Unisource Energy Corp.	47,525

		546,690

Total Common Stock (Cost $15,096,611)		17,206,587

MONEY MARKET FUND — 11.3%

2,039,370	PNC Institutional Money Market Trust 5.40% (Cost $2,039,370)(b)	2,039,370

Total Investments — 106.7% (Cost $17,135,981)	19,245,957
Other Assets & Liabilities, Net — (6.7)%	(1,202,563)

NET ASSETS — 100.0%	$18,043,394

ADR - American Depository Receipt.
†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Schedules of Investments.

Shares		Value
COMMON STOCK — 97.2%

Consumer Discretionary — 7.2%
100	Audiovox Corp., Class A†	$1,029
300	Bluegreen Corp.†	2,325
6,400	Bob Evans Farms, Inc.	193,152
2,250	Charter Communications, Inc., Class A†	5,805
1,577	CSK Auto Corp.†	16,795
1,300	Denny’s Corp.†	5,200
1,300	Domino’s Pizza, Inc.	21,567
4,550	Fossil, Inc.†	169,988
400	FTD Group, Inc.	5,952
12,800	Golfsmith International Holdings, Inc.†	89,600
300	Guitar Center, Inc.†(a)	17,790
4,201	Home Solutions of America, Inc.†(a)	14,241
9,600	Hooker Furniture Corp.	192,192
450	Interactive Data Corp.	12,690
8,300	Jackson Hewitt Tax Service, Inc.	232,068
850	Kimball International, Inc., Class B	9,673
640	Lear Corp.†	20,544
650	Lifetime Brands, Inc.	13,188
1,200	Modine Manufacturing Co.	31,944
260	Overstock.com, Inc.†	7,488
11,100	Pacific Sunwear of California, Inc.†	164,280
1,305	Peet’s Coffee & Tea, Inc.†(a)	36,423
4,705	RCN Corp.†	57,871
320	Regis Corp.	10,211
750	Rent-A-Center, Inc.†	13,597
2,260	Sally Beauty Holdings, Inc.†	19,097
9,400	Sauer-Danfoss, Inc.	250,792
780	Scholastic Corp.†	27,191
3,766	Sealy Corp.(a)	52,875
5,453	Source Interlink Cos., Inc.†	19,195
3,441	Stamps.com, Inc.†	41,189

Shares		Value

Consumer Discretionary (continued)
994	Stewart Enterprises, Inc., Class A	$7,574
17,092	Sun-Times Media Group, Inc., Class A†	38,799
1,250	Under Armour, Inc., Class A†(a)	74,775
3,900	Visteon Corp.†	20,085
2,565	Warnaco Group, Inc. (The)†	100,215

		1,997,400

Consumer Staples — 5.5%
350	Andersons, Inc. (The)	16,807
9,700	Casey’s General Stores, Inc.	268,690
4,748	Corn Products International, Inc.	217,791
19,850	Del Monte Foods Co.	208,425
50	Fresh Del Monte Produce, Inc.	1,437
3,819	Pilgrim’s Pride Corp.	132,634
700	Ralcorp Holdings, Inc.†	39,074
15,850	Revlon, Inc., Class A†	18,228
5,227	Smithfield Foods, Inc.†	164,650
2,614	Spectrum Brands, Inc.†(a)	15,161
2,822	Universal Corp.	138,137
8,950	WD-40 Co.	305,553
300	Winn-Dixie Stores, Inc.†	5,616

		1,532,203

Energy — 8.4%
7,200	Acergy SA ADR	213,840
100	Allis-Chalmers Energy, Inc.†	1,894
450	Alon USA Energy, Inc.(a)	15,201
1,150	Arena Resources, Inc.†	75,325
4,100	ATP Oil & Gas Corp.†	192,823
1,662	Basic Energy Services, Inc.†	34,935
4,500	Bill Barret Corp.†	177,345
350	Carrizo Oil & Gas, Inc.†	15,701
300	Complete Production Services, Inc.†	6,144

See Notes to Schedules of Investments.

Shares		Value

Energy (continued)
5,650	Denbury Resources, Inc.†	$252,499
2,100	Encore Acquisition Co.†	66,465
1,150	Evergreen Energy, Inc.†(a)	5,865
5,837	Exterran Holdings, Inc.†	468,945
1,300	GMX Resources, Inc.†(a)	41,821
300	Harvest Natural Resources, Inc.†	3,582
1,850	Hercules Offshore, Inc.†	48,304
6,450	McMoRan Exploration Co.†(a)	86,752
7,842	Nova Biosource Fuels, Inc.†(a)	22,036
1,000	Oil States International, Inc.†	48,300
1,500	Petroleum Development Corp.†	66,525
400	Pioneer Drilling Co.†	4,872
2,100	Range Resources Corp.	85,386
2,795	Rentech, Inc.†	6,037
500	Swift Energy Co.†	20,460
13,639	Vaalco Energy, Inc.†	62,330
22,500	Warren Resources, Inc.†(a)	282,150

		2,305,537

Financials — 20.4%
2,090	Affiliated Managers Group, Inc.†(a)	266,496
18,300	Alesco Financial, Inc.(a)	90,036
4,693	Alexandria Real Estate Equities, Inc.	451,748
3,550	American Campus Communities, Inc.	103,979
7,681	Anworth Mortgage Asset Corp.(a)	41,401
100	Ashford Hospitality Trust, Inc.(a)	1,005
8,505	Bancorp, Inc. (The)†	157,002
568	Brandywine Realty Trust	14,376
600	Centerline Holding Co.(a)	9,210

Shares		Value

Financials (continued)
100	Chittenden Corp.	$3,516
86	Citizens Republic Bancorp, Inc.	1,386
23	Clifton Savings Bancorp, Inc.	272
14,700	CompuCredit Corp.†	319,137
3,300	Delphi Financial Group Inc., Class A	133,386
650	Dollar Financial Corp.†	18,544
1,225	Enterprise Financial Services Corp.(a)	29,816
57	Equity One, Inc.	1,550
580	First Citizens BancShares, Inc., Class A	101,152
1,160	First Community Bancshares, Inc.	42,027
1,037	First Financial Bankshares, Inc.	41,667
4,000	First Industrial Realty Trust, Inc.(a)	155,480
2,300	Flushing Financial Corp.	38,640
10,800	Franklin Bank Corp.†	99,360
2,188	Fremont General Corp.(a)	8,533
435	GAMCO Investors, Inc., Class A	23,838
450	Greenhill & Co., Inc.(a)	27,472
1,169	Hallmark Financial Services, Inc.†	16,424
274	Harleysville Group, Inc.	8,763
2,014	Highwoods Properties, Inc.	73,853
2,600	Home Properties, Inc.	135,668
2,651	IBERIABANK Corp.	139,575
1,410	Imperial Capital Bancorp, Inc.	39,832
61	Independent Bank Corp., MA	1,812
1,519	Independent Bank Corp., MI	16,785
4,450	IndyMac Bancorp, Inc.(a)	105,064
2,498	Irwin Financial Corp.	27,528
3,518	Jones Lang LaSalle, Inc.(a)	361,510

See Notes to Schedules of Investments.

Shares		Value

Financials (continued)
450	Lakeland Financial Corp.	$10,399
2,153	LandAmerica Financial Group, Inc.	83,924
200	LaSalle Hotel Properties	8,416
65	LTC Properties, Inc.	1,539
6,317	Luminent Mortgage Capital, Inc.(a)	10,549
850	Maguire Properties, Inc.	21,955
1	Merrill Lynch & Co., Inc.	73
950	Midland Co. (The)	52,212
15,850	Move, Inc.†	43,746
1	Nasdaq Stock Market, Inc. (The)†	38
3,900	National City Corp.	97,851
6,666	National Financial Partners Corp.	353,165
100	National Health Investors, Inc.	3,091
913	National Penn Bancshares, Inc.(a)	14,930
990	Navigators Group, Inc.†	53,708
1,616	NBT Bancorp, Inc.	35,132
16,304	Nelnet, Inc., Class A	297,385
15,300	New York Mortgage Trust, Inc.†	12,852
8,705	NexCen Brands, Inc.†	58,498
1,100	Odyssey Re Holdings Corp.	40,821
55	Old National Bancorp(a)	911
17	Omega Healthcare Investors, Inc.	264
570	Pennsylvania Real Estate Investment Trust	22,196
2,171	PFF Bancorp, Inc.	33,303
15,854	Phoenix Cos., Inc. (The)	223,700
9,400	PMA Capital Corp., Class A†	89,300
1,687	Potlatch Corp.	75,966
722	Prosperity Bancshares, Inc.	23,942
1,100	RAIT Financial Trust(a)	9,053
750	Ramco-Gershenson Properties Trust	23,430

Shares		Value

Financials (continued)
3,223	Safety Insurance Group, Inc.	$115,835
103	Santander BanCorp	1,323
1,661	Scottish Re Group, Ltd.†	5,299
3,350	Selective Insurance Group	71,288
1,415	Sterling Financial Corp.	38,078
2,150	SVB Financial Group†(a)	101,824
100	Texas Capital Bancshares, Inc.†	2,174
877	Umpqua Holdings Corp.	17,549
100	United Community Banks, Inc.(a)	2,452
32	Universal Health Realty Income Trust	1,137
31	USB Holding Co., Inc.	720
37,450	W Holding Co., Inc.(a)	83,888
9,305	Wilshire Bancorp, Inc.	102,076
650	Wintrust Financial Corp.	27,748
3,750	WSFS Financial Corp.	234,000
450	Zenith National Insurance Corp.	20,200

		5,635,783

Health Care — 4.1%
1,000	Analogic Corp.	63,760
2,589	Bio-Rad Laboratories, Inc., Class A†	234,305
1,957	Chemed Corp.	121,647
3,800	Community Health Systems, Inc.†	119,472
100	Eclipsys Corp.†	2,332
7,000	Encysive Pharmaceuticals, Inc.†	10,570
1,765	Greatbatch, Inc.†	46,931
2,933	Inverness Medical Innovations, Inc.†(a)	162,254
9,143	Owens & Minor, Inc.	348,257
550	Providence Service Corp. (The)†	16,148

		1,125,676

See Notes to Schedules of Investments.

Shares		Value

Industrials — 21.0%
1,939	ABX Air, Inc.†	$13,728
9,700	ACCO Brands Corp.†	217,668
7,800	AGCO Corp.†	396,006
7,033	Alaska Air Group, Inc.†	162,392
5,200	Albany International Corp., Class A	194,948
60	Astec Industries, Inc.†	3,447
1,444	Blount International, Inc.†	16,404
14,740	Briggs & Stratton Corp.	371,153
616	Cascade Corp.	40,145
10,469	CBIZ, Inc.†	83,229
8,098	Corrections Corp. of America†	211,925
1,850	Curtiss-Wright Corp.	87,875
100	Diamond Management & Technology Consultants, Inc.	920
1,950	Dollar Thrifty Automotive Group†	67,646
570	Dynamic Materials Corp.	27,297
1,200	EDO Corp.	67,212
1,400	EnPro Industries, Inc.†	56,840
1,574	ESCO Technologies, Inc.†	52,320
379	Federal Signal Corp.	5,821
3,840	FTI Consulting, Inc.†	193,190
180	G&K Services, Inc., Class A	7,236
550	Gardner Denver, Inc.†	21,450
6,056	GenCorp., Inc.†	72,430
3,000	General Cable Corp.†(a)	201,360
10,450	Gibraltar Industries, Inc.	193,325
750	Greenbrier Cos., Inc.	20,032
14,700	Griffon Corp.†	221,970
869	ICT Group, Inc.†	11,653
5,700	Kadant, Inc.†	159,600
2,372	Kaman Corp.	81,976
3,800	Kennametal, Inc.	319,124
450	Ladish Co., Inc.†	24,966
3,460	Laidlaw International, Inc.	121,861

Shares		Value

Industrials (continued)
6,650	Lincoln Electric Holdings, Inc.	$516,106
16,250	Marten Transport, Ltd.†	250,413
119	Moog, Inc., Class A†	5,229
100	PeopleSupport, Inc.†(a)	1,196
3,350	RBC Bearings, Inc.†	128,473
1,700	Rollins, Inc.	45,373
842	Saia, Inc.†	13,918
1,045	Shaw Group, Inc. (The)†	60,714
2,815	Smith (A.O.) Corp.	123,522
200	Superior Essex, Inc.†	7,456
750	TeleTech Holdings, Inc.†	17,933
1,850	Titan International, Inc.(a)	59,052
3,090	Trex Co., Inc.†(a)	34,361
8,430	UAP Holding Corp.	264,365
2,987	United Stationers, Inc.†	165,838
350	Viad Corp.	12,600
350	Wabtec Corp.	13,111
4,120	Washington Group International, Inc.†	361,777
600	Waste Connections, Inc.†(a)	19,056

		5,827,642

Information Technology — 11.7%
119	Actel Corp.†	1,277
600	AMIS Holdings, Inc.†	5,826
100	Anaren, Inc.†	1,410
4,950	Anixter International, Inc.†(a)	408,127
300	Ansys, Inc.†	10,251
8,007	Applied Micro Circuits Corp.†	25,302
1,195	Art Technology Group, Inc.†	3,609
500	Asyst Technologies, Inc.†	2,645
7,105	Authorize.Net Holdings, Inc.†	125,261
2,050	Avid Technology, Inc.†(a)	55,514
3,450	Avocent Corp.†	100,464

See Notes to Schedules of Investments.

Shares		Value

Information Technology (continued)
1,149	Axcelis Technologies, Inc.†	$5,871
655	Bell Microproducts, Inc.†	4,074
775	Benchmark Electronics, Inc.†	18,499
642	Checkpoint Systems, Inc.†	16,942
100	Coherent, Inc.†	3,208
4,200	CommScope, Inc.†(a)	211,008
100	Conexant Systems, Inc.†	120
2,830	CTS Corp.	36,507
100	Dycom Industries, Inc.†	3,063
100	Electro Scientific Industries, Inc.†	2,396
13,299	Electronics for Imaging†	357,211
1,566	Entegris, Inc.†	13,593
872	eSpeed, Inc., Class A†	7,438
1,200	i2 Technologies, Inc.†(a)	18,300
760	Imation Corp.	18,643
200	Internap Network Services Corp.†	2,834
9,526	Internet Capital Group, Inc.†	114,312
300	IPG Photonics Corp.†	5,898
2,050	Itron, Inc.†(a)	190,794
22,250	Keithley Instruments, Inc.	235,850
10	Kemet Corp.†	74
4,454	Marchex, Inc., Class B(a)	42,358
12,200	Mattson Technology, Inc.†	105,530
3,350	Microsemi Corp.†	93,398
100	MPS Group, Inc.†	1,115
3,344	Multi-Fineline Electronix, Inc.†	49,592
2,100	Omnivision Technologies, Inc.†	47,733
1,102	PDF Solutions, Inc.†	10,888
100	Perot Systems Corp., Class A†	1,691
29,983	Powerwave Technologies, Inc.†	184,695
34,300	Quantum Corp.†	116,620
100	Radisys Corp.†	1,245

Shares		Value

Information Technology (continued)
7,200	RealNetworks, Inc.†	$48,816
2,124	Rudolph Technologies, Inc.†	29,375
550	SAIC, Inc.†	10,554
300	SAVVIS, Inc.†	11,634
4,973	Silicon Storage Technology, Inc.†	16,013
550	SiRF Technology Holdings, Inc.†	11,742
1,742	Skyworks Solutions, Inc.†	15,748
2,086	Standard Microsystems Corp.†	80,144
1,190	SYNNEX Corp.†	24,466
100	Technitrol, Inc.	2,695
100	TNS, Inc.	1,606
800	Ulticom, Inc.†	6,480
1,300	Universal Display Corp.†(a)	23,036
740	Veeco Instruments, Inc.†(a)	14,341
193	Vignette Corp.†	3,874
400	Visual Sciences, Inc.†	5,776
13,908	Zoran Corp.†	280,942

		3,248,428

Materials — 7.8%
3,123	AK Steel Holding Corp.†	137,256
4,650	Aptargroup, Inc.	176,096
2,718	Arch Chemicals, Inc.	127,420
10,050	Bowater, Inc.(a)	149,946
5,100	Buckeye Technologies, Inc.†	77,214
3,700	Century Aluminum Co.†	194,805
750	Compass Minerals International, Inc.	25,530
490	Ferro Corp.	9,790
100	Flotek Industries, Inc.†	4,415
18,500	Glatfelter	274,540
2,990	H.B. Fuller Co.	88,743
100	OM Group, Inc.†	5,281
650	Rockwood Holdings, Inc.†	23,290
550	Royal Gold, Inc.	18,012
12,850	Sappi, Ltd. ADR	196,605

See Notes to Schedules of Investments.

Shares		Value

Materials (continued)
1,400	Silgan Holdings, Inc.	$75,250
11,000	Smurfit-Stone Container Corp.†	128,480
5,290	Symyx Technologies, Inc.†	45,970
770	Texas Industries, Inc.	60,445
3,650	W.R. Grace & Co.†(a)	98,039
22,400	Wausau Paper Corp.	249,760
100	Zoltek Cos., Inc.†	4,363

		2,171,250

Telecommunication Services — 4.4%
14,631	Alaska Communications Systems Group, Inc.	211,418
12,451	Centennial Communications Corp.†	126,004
19,770	Cincinnati Bell, Inc.†	97,664
100	Dobson Communications Corp., Class A†	1,279
41,098	FiberTower Corp.†(a)	157,816
6,936	General Communication, Inc., Class A†	84,203
4,784	Global Crossing, Ltd.†	100,847
600	Golden Telecom, Inc.	48,294
5,256	IDT Corp., Class B	43,993
5,400	Iowa Telecommunications Services, Inc.	107,190
450	Rural Cellular Corp., Class A†	19,575
4,250	Time Warner Telecom, Inc., Class A†	93,372
4,200	USA Mobility, Inc.†	70,854
63,860	Vonage Holdings Corp.†(a)	65,776

		1,228,285

Utilities — 6.7%
1,950	Allete, Inc.	87,282
10,817	Black Hills Corp.	443,713
10,185	Integrys Energy Group, Inc.	521,778
950	ITC Holdings Corp.	47,072
67	Laclede Group, Inc. (The)	2,163

Shares		Value

Utilities (continued)
2,174	Northwest Natural Gas Co.	$99,352
4,950	NorthWestern Corp.	134,492
850	Ormat Technologies, Inc.	39,389
3,450	Otter Tail Corp.	122,992
9,570	PNM Resources, Inc.	222,790
1,100	Portland General Electric Co.	30,580
3,050	Unisource Energy Corp.	91,164

		1,842,767

Total Common Stock (Cost $24,608,981)		26,914,971

MONEY MARKET FUND — 12.1%
3,352,876	PNC Institutional Money Market Trust 5.40% (Cost $3,352,876)(b)	3,352,876

Total Investments — 109.3% (Cost $27,961,857)		30,267,847
Other Assets & Liabilities, Net — (9.3)%		(2,581,713)

NET ASSETS — 100.0%		$27,686,134

ADR - American Depository Receipt.
†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Schedules of Investments.

Shares		Value
COMMON STOCK — 99.7%

Consumer Discretionary — 10.3%
200	4Kids Entertainment, Inc.†	$3,518
200	99 Cents Only Stores†	2,054
450	Aaron Rents, Inc.	10,035
2,200	Abercrombie & Fitch Co., Class A	177,540
300	Acme United Corp.	4,380
3,800	Advance Auto Parts, Inc.	127,528
825	Aeropostale, Inc.†	15,724
200	AFC Enterprises†	3,010
100	Aftermarket Technology Corp.†	3,174
700	Aldila, Inc.	11,571
4,600	Amazon.Com, Inc.†(a)	428,490
400	Ambassadors Group, Inc.	15,240
5,100	American Eagle Outfitters, Inc.	134,181
450	American Greetings Corp., Class A	11,880
800	America’s Car-Mart, Inc.†	9,048
1,950	Ameristar Casinos, Inc.	54,795
2,950	AnnTaylor Stores Corp.†	93,426
2,825	Apollo Group, Inc., Class A†	169,924
700	Applebees International, Inc.	17,416
750	ArvinMeritor, Inc.	12,615
200	Ashworth, Inc.†	1,230
2,050	AutoNation, Inc.†	36,326
100	Barnes & Noble, Inc.	3,526
2,000	Beazer Homes USA, Inc.(a)	16,500
2,300	Bebe Stores, Inc.	33,649
5,300	Bed Bath & Beyond, Inc.†	180,836
3,250	Belo Corp., Class A	56,420
6,900	Best Buy Co., Inc.	317,538
200	Big 5 Sporting Goods Corp.	3,740
600	Big Dog Holdings, Inc.†(a)	9,312
1,500	Big Lots, Inc.†(a)	44,760
1,900	Black & Decker Corp.	158,270
50	Blue Nile, Inc.†	4,706

Shares		Value

Consumer Discretionary (continued)
550	Blyth, Inc.	$11,248
400	Bon-Ton Stores, Inc. (The)(a)	9,088
700	Books-A-Million, Inc.	9,261
400	Borders Group, Inc.	5,332
640	BorgWarner, Inc.	58,579
500	Boyd Gaming Corp.	21,425
1,750	Brinker International, Inc.	48,020
1,200	Brunswick Corp.	27,432
1,250	Building Materials Holding Corp.(a)	13,225
1,600	Burger King Holdings, Inc.	40,784
3,400	Cablevision Systems Corp., Class A†	118,796
200	Cache, Inc.†	3,570
375	California Pizza Kitchen, Inc.†	6,589
500	Callaway Golf Co.	8,005
3,450	Career Education Corp.†	96,566
1,000	Caribou Coffee Co., Inc.†	6,630
3,830	Carmax, Inc.†(a)	77,864
6,650	Carnival Corp.	322,060
550	Carter’s, Inc.†	10,972
10,562	CBS Corp., Class B	332,703
250	CEC Entertainment, Inc.†	6,718
2,300	Centex Corp.	61,111
462	Charles & Colvard, Ltd.	1,862
2,850	Charming Shoppes, Inc.†	23,940
2,850	Cheesecake Factory (The)†	66,890
4,850	Chico’s FAS, Inc.†	68,142
4,350	Circuit City Stores, Inc.(a)	34,409
3,374	Citadel Broadcasting Corp.	14,036
50	Citi Trends, Inc.†	1,088
400	CKE Restaurants, Inc.	6,484
2,300	CKX, Inc.†	28,313
7,787	Clear Channel Communications, Inc.	291,545
5,000	Coach, Inc.†	236,350
700	Coachmen Industries, Inc.	4,690

See Notes to Schedules of Investments.

Shares		Value

Consumer Discretionary (continued)
200	Cobra Electronics Corp.	$1,348
750	Coldwater Creek, Inc.†	8,145
750	Collective Brands, Inc.†	16,545
200	Collectors Universe	2,816
46,308	Comcast Corp., Class A†(a)	1,119,727
2,300	Comstock Homebuilding Cos., Inc., Class A†(a)	4,209
2,000	Conn’s, Inc.†(a)	47,780
1,800	Cooper Tire & Rubber Co.	43,920
550	Corinthian Colleges, Inc.†(a)	8,750
2,200	Cox Radio, Inc., Class A†	28,710
2,000	CROCS, Inc.†(a)	134,500
2,800	Crown Media Holdings, Inc., Class A†(a)	20,132
650	CSK Auto Corp.†	6,922
50	CSS Industries, Inc.	1,798
900	Cumulus Media, Inc., Class A†	9,198
350	Dana Corp.†	68
2,800	Darden Restaurants, Inc.	117,208
50	Deckers Outdoor Corp.†	5,490
200	Design Within Reach, Inc.†	952
250	DeVry, Inc.	9,253
600	Dillard’s, Inc., Class A(a)	13,098
300	Directed Electronics, Inc.†	1,197
13,152	DIRECTV Group, Inc. (The)†	319,331
4,000	Discovery Holding Co., Class A†	115,400
200	Dixie Group, Inc.†	1,900
1,250	Dollar Tree Stores, Inc.†	50,675
50	Domino’s Pizza, Inc.	830
750	Dover Downs Gaming & Entertainment, Inc.	7,793
300	Dow Jones & Co., Inc.	17,910
3,523	DR Horton, Inc.	45,130
200	DreamWorks Animation SKG, Inc., Class A†	6,684
4,100	Eastman Kodak Co.(a)	109,716

Shares		Value

Consumer Discretionary (continued)
3,500	EchoStar Communications Corp., Class A†	$163,835
819	Emmis Communications Corp., Class A	4,046
900	Empire Resorts, Inc.†	4,446
2,050	Entercom Communications Corp., Class A	39,626
1,900	Entravision Communications Corp., Class A†	17,518
1,100	EW Scripps Co., Class A	46,200
200	Exide Technologies†	1,300
2,990	Expedia, Inc.†	95,322
2,800	Family Dollar Stores, Inc.	74,368
200	Famous Dave’s Of America, Inc.†	3,252
200	Finish Line (The), Class A	868
2,000	Fleetwood Enterprises, Inc.†(a)	17,100
1,900	Foot Locker, Inc.	29,127
30,085	Ford Motor Co.†(a)	255,422
2,800	Fortune Brands, Inc.	228,172
400	Forward Industries, Inc.†	1,228
100	Fossil, Inc.†	3,736
300	Fred’s Inc., Class A	3,159
800	Furniture Brands International, Inc.(a)	8,112
700	Gaiam, Inc., Class A†	16,821
3,000	GameStop Corp., Class A†	169,050
700	Gaming Partners International Corp.	6,475
3,300	Gannett Co., Inc.	144,210
9,950	Gap, Inc. (The)	183,478
2,600	Garmin, Ltd.(a)	310,440
300	Gaylord Entertainment Co.†	15,966
100	Gemstar-TV Guide International, Inc.†	696
8,570	General Motors Corp.	314,519
2,010	Gentex Corp.(a)	43,094
3,000	Genuine Parts Co.	150,000

See Notes to Schedules of Investments.

Shares		Value

Consumer Discretionary (continued)
2,850	Getty Images, Inc.†	$79,344
2,150	Goodyear Tire & Rubber Co. (The)†	65,382
1,100	Gray Television, Inc.	9,339
1,300	Great Wolf Resorts, Inc.†	16,068
2,150	GSI Commerce, Inc.†(a)	57,190
200	Guitar Center, Inc.†(a)	11,860
3,960	H&R Block, Inc.	83,873
100	Handleman Co.	305
1,196	Hanesbrands, Inc.†	33,560
3,850	Harley-Davidson, Inc.(a)	177,908
1,600	Harman International Industries, Inc.	138,432
3,257	Harrah’s Entertainment, Inc.	283,131
200	Harte-Hanks, Inc.	3,936
4,400	Hasbro, Inc.	122,672
2,000	Helen of Troy, Ltd.†	38,620
200	Hibbett Sports, Inc.†	4,960
6,515	Hilton Hotels Corp.	302,882
32,000	Home Depot, Inc.	1,038,080
700	Hooker Furniture Corp.	14,014
200	Hot Topic, Inc.†	1,492
2,500	Hovnanian Enterprises, Inc., Class A†(a)	27,725
3,990	IAC/InterActiveCorp.†	118,384
1,750	Iconix Brand Group, Inc.†	41,632
2,074	Idearc, Inc.	65,269
200	Infosonics Corp.†	434
5,750	International Game Technology	247,825
412	International Speedway Corp., Class A	18,894
10,592	Interpublic Group of Cos., Inc.†	109,945
1,300	INVESTools, Inc.†	15,717
3,567	J.C. Penney Co., Inc.	226,041
50	Jackson Hewitt Tax Service, Inc.	1,398
323	Jarden Corp.†	9,994

Shares		Value

Consumer Discretionary (continued)
3,400	Johnson Controls, Inc.	$401,574
4,278	Jones Apparel Group, Inc.(a)	90,394
700	Journal Communications, Inc., Class A	6,636
1,000	Journal Register Co.(a)	2,400
700	KB Home	17,542
200	Kenneth Cole Productions, Inc., Class A	3,874
500	Keystone Automotive Industries, Inc.†	23,880
1,300	Kimball International, Inc., Class B	14,794
50	Knology, Inc.†	836
4,400	Kohl’s Corp.†	252,252
1,400	Krispy Kreme Doughnuts, Inc.†	5,600
2,050	K-Swiss, Inc., Class A	46,966
300	Lakes Entertainment, Inc.†	2,859
500	Lamar Advertising Co., Class A	24,485
2,500	Las Vegas Sands Corp.†	333,550
800	La-Z-Boy, Inc.(a)	5,904
1,700	Leapfrog Enterprises, Inc.†	14,025
250	Lear Corp.†	8,025
2,050	Lee Enterprises, Inc.	31,918
2,610	Leggett & Platt, Inc.	50,008
4,200	Lennar Corp., Class A	95,130
1,600	Lenox Group, Inc.†	7,680
6,801	Liberty Global, Inc., Class A†	278,977
2,410	Liberty Media Holding Corp., Capital Series A†	300,840
9,600	Liberty Media Holding Corp., Interactive A†	184,416
2,000	Lifetime Brands, Inc.	40,580
5,515	Limited Brands, Inc.	126,238
1,300	Lin TV Corp., Class A†	16,913

See Notes to Schedules of Investments.

Shares		Value

Consumer Discretionary (continued)
300	Lincoln Educational Services Corp.†	$3,912
398	Live Nation, Inc.†	8,458
2,100	Liz Claiborne, Inc.	72,093
100	LKQ Corp.†	3,481
23,506	Lowe’s Cos., Inc.	658,638
2,000	M/I Homes, Inc.	27,780
7,698	Macy’s, Inc.	248,799
800	Marine Products Corp.	6,784
4,800	Marriott International, Inc., Class A	208,656
2,000	Martha Stewart Living Omnimedia, Class A†(a)	23,300
400	Marvel Entertainment, Inc.†	9,376
5,330	Mattel, Inc.	125,042
100	Matthews International Corp., Class A	4,380
496	McClatchy Co., Class A(a)	9,910
18,550	McDonald’s Corp.	1,010,418
4,850	McGraw-Hill Cos., Inc. (The)	246,914
371	MDC Holdings, Inc.	15,189
2,000	Media General, Inc., Class A(a)	55,020
2,067	Mediacom Communications Corp., Class A†	14,572
529	Men’s Wearhouse, Inc. (The)	26,725
2,050	Meritage Homes Corp.†(a)	28,946
2,400	MGM Mirage†(a)	214,656
677	Mohawk Industries, Inc.†	55,040
100	Monarch Casino & Resort, Inc.†	2,845
2,050	Morgans Hotel Group Co.†	44,588
800	Morton’s Restaurant Group, Inc.†	12,720
50	Nautilus, Inc.	398
100	Navarre Corp.†	376

Shares		Value

Consumer Discretionary (continued)
500	New York & Co., Inc.†	$3,050
1,900	New York Times Co., Class A(a)	37,544
3,826	Newell Rubbermaid, Inc.	110,265
37,738	News Corp., Class A	829,859
1,300	Nexstar Broadcasting Group, Inc., Class A†	13,637
5,000	Nike, Inc., Class B	293,300
2,100	Nitches, Inc.†	5,134
100	Noble International, Ltd.	2,129
4,100	Nordstrom, Inc.	192,249
700	Oakley, Inc.	20,321
3,700	Office Depot, Inc.†	76,294
600	OfficeMax, Inc.	20,562
5,800	Omnicom Group, Inc.	278,922
2,300	O’Reilly Automotive, Inc.†	76,843
750	Orleans Homebuilders, Inc.(a)	4,388
50	Oxford Industries, Inc.	1,806
700	Pacific Sunwear of California, Inc.†	10,360
700	Palm Harbor Homes, Inc.†(a)	8,736
900	PC Mall, Inc.†(a)	14,049
1,000	Penn National Gaming, Inc.†	59,020
2,000	Penske Auto Group, Inc.	40,480
300	Perry Ellis International, Inc.†	8,313
1,950	PetSmart, Inc.	62,205
1,700	Pier 1 Imports, Inc.†	8,041
500	Pinnacle Entertainment, Inc.†	13,615
700	Playboy Enterprises, Inc., Class B†	7,518
1,000	Polaris Industries, Inc.	43,620
1,400	Polo Ralph Lauren Corp.	108,850
1,300	Pool Corp.(a)	32,474
2,050	Premier Exhibitions, Inc.†(a)	30,914

See Notes to Schedules of Investments.

Shares		Value

Consumer Discretionary (continued)
100	Princeton Review, Inc.†	$797
94	Proliance International, Inc.†	198
5,550	Pulte Homes, Inc.	75,536
3,550	Quiksilver, Inc.†	50,765
541	R.H. Donnelley Corp.†	30,307
750	Radio One, Inc., Class A†	2,775
1,850	RadioShack Corp.(a)	38,221
2,000	RCN Corp.†	24,600
3,250	Regal Entertainment Group, Class A	71,338
200	Regis Corp.	6,382
450	Rent-A-Center, Inc.†	8,158
1,200	Retail Ventures, Inc.†	12,492
500	Riviera Holdings Corp.†	14,025
200	Rocky Brands, Inc.†	2,126
1,950	Ross Stores, Inc.	49,998
2,900	Royal Caribbean Cruises, Ltd.	113,187
500	Ruby Tuesday, Inc.	9,170
200	Russ Berrie & Co., Inc.†	3,360
1,300	Saks, Inc.	22,295
100	Salem Communications Corp., Class A	800
450	Sally Beauty Holdings, Inc.†	3,802
500	Sauer-Danfoss, Inc.	13,340
600	Scientific Games Corp., Class A†	22,560
800	Sealy Corp.(a)	11,232
2,300	Sears Holdings Corp.†(a)	292,560
488	Select Comfort Corp.†(a)	6,808
3,850	Service Corp. International	49,665
700	Sharper Image Corp.†(a)	2,891
2,200	Sherwin-Williams Co. (The)	144,562
400	Shoe Carnival, Inc.†	6,312
700	Sinclair Broadcast Group, Inc., Class A	8,428
16,650	Sirius Satellite Radio, Inc.†(a)	58,109

Shares		Value

Consumer Discretionary (continued)
2,000	Six Flags, Inc.†(a)	$6,920
2,050	Skechers U.S.A., Inc., Class A†	45,305
100	Snap-On, Inc.	4,954
2,800	Sonic Corp.†	65,520
1,903	Sotheby’s	90,944
300	Source Interlink Cos., Inc.†	1,056
2,800	Spanish Broadcasting System, Class A†	7,224
75	Spartan Motors, Inc.	1,262
400	Speedway Motorsports, Inc.	14,800
200	Stanley Furniture Co., Inc.(a)	3,250
2,000	Stanley Works (The)	112,260
10,750	Staples, Inc.	231,018
11,250	Starbucks Corp.†	294,750
3,873	Starwood Hotels & Resorts Worldwide, Inc.	235,285
550	Steak N Shake Co. (The)†	8,256
100	Steinway Musical Instruments	2,962
1,500	Stewart Enterprises, Inc., Class A	11,430
700	Sun-Times Media Group, Inc., Class A†	1,589
150	Superior Industries International, Inc.	3,254
13,250	Target Corp.	842,302
829	Tarragon Corp.†(a)	2,172
400	Tempur-Pedic International, Inc.	14,300
450	Tenneco, Inc.†	13,954
300	Texas Roadhouse, Inc., Class A†	3,510
2,500	Tiffany & Co.	130,875
400	Timberland Co., Class A†	7,584
2,400	Time Warner Cable, Inc., Class A†	78,720
60,174	Time Warner, Inc.	1,104,795

See Notes to Schedules of Investments.

Shares		Value

Consumer Discretionary (continued)
700	Tivo, Inc.†(a)	$4,445
7,350	TJX Cos., Inc.	213,664
2,900	Toll Brothers, Inc.†	57,971
737	TOUSA, Inc.(a)	1,187
300	Trans World Entertainment Corp.†	1,374
100	TravelCenters of America LLC†	3,260
50	Triarc Cos., Inc., Class B	626
151	Tribune Co.	4,125
50	Triple Crown Media, Inc.†	308
300	Tuesday Morning Corp.	2,697
750	Tupperware Brands Corp.	23,618
200	Universal Electronics, Inc.†	6,500
1,200	Urban Outfitters, Inc.†	26,160
200	Value Line, Inc.	9,854
1,900	Valuevision Media, Inc., Class A†	14,079
2,250	VF Corp.	181,688
9,262	Viacom, Inc., Class B†	360,940
3,300	Virgin Media, Inc.	80,091
1,150	Visteon Corp.†	5,922
766	WABCO Holdings, Inc.	35,810
29,070	Walt Disney Co. (The)	999,717
100	Warnaco Group, Inc. (The)†	3,907
1,250	Warner Music Group Corp.	12,625
1,750	WCI Communities, Inc.†(a)	10,482
296	Weight Watchers International, Inc.	17,038
2,300	Wendy’s International, Inc.	80,293
2,000	Westwood One, Inc.	5,500
1,747	Whirlpool Corp.	155,658
300	Wiley (John) & Sons, Inc., Class A	13,479
1,100	Williams-Sonoma, Inc.	35,882
2,000	Winnebago Industries(a)	47,760
400	Wolverine World Wide, Inc.	10,960

Shares		Value

Consumer Discretionary (continued)
1,200	World Wrestling Entertainment, Inc., Class A	$18,096
100	WorldSpace, Inc., Class A†(a)	398
800	WPT Enterprises, Inc.†	2,304
3,185	Wyndham Worldwide Corp.	104,341
2,000	Wynn Resorts, Ltd.	315,120
4,050	XM Satellite Radio Holdings, Inc., Class A†	57,388
200	Young Broadcasting, Inc., Class A†	440
7,400	Yum! Brands, Inc.	250,342
400	Zale Corp.†	9,256

		27,865,281

Consumer Staples — 8.0%
500	Alberto-Culver Co.	12,395
200	Alico, Inc.	8,668
1,300	Alliance One International, Inc.†	8,502
33,850	Altria Group, Inc.	2,353,590
50	Andersons, Inc. (The)	2,401
12,100	Anheuser-Busch Cos., Inc.	604,879
8,661	Archer-Daniels-Midland Co.	286,506
6,650	Avon Products, Inc.	249,575
700	BJ’s Wholesale Club, Inc.†	23,212
800	Brown-Forman Corp., Class B	59,928
2,200	Bunge, Ltd.(a)	236,390
4,100	Campbell Soup Co.	151,700
2,850	Casey’s General Stores, Inc.	78,945
1,300	China Precision Steel, Inc.†	10,049
800	Chiquita Brands International, Inc.†(a)	12,664
3,050	Church & Dwight Co., Inc.(a)	143,472
4,400	Clorox Co.	268,356
33,520	Coca-Cola Co. (The)	1,926,394
3,620	Coca-Cola Enterprises, Inc.	87,676

See Notes to Schedules of Investments.

Shares		Value

Consumer Staples (continued)
7,430	Colgate-Palmolive Co.	$529,908
8,373	ConAgra Foods, Inc.	218,786
2,550	Constellation Brands, Inc., Class A†	61,736
800	Corn Products International, Inc.	36,696
7,050	Costco Wholesale Corp.(a)	432,659
24,217	CVS Caremark Corp.	959,720
1,250	Darling International, Inc.†	12,363
1,934	Dean Foods Co.	49,472
3,905	Del Monte Foods Co.	41,002
2,400	Estee Lauder Cos., Inc.(The), Class A	101,904
3,425	Flowers Foods, Inc.	74,665
5,850	General Mills, Inc.	339,359
300	Great Atlantic & Pacific Tea Co.†(a)	9,138
3,150	Hansen Natural Corp.†	178,542
3,100	Hershey Co. (The)	143,871
4,300	HJ Heinz Co.	198,660
850	Hormel Foods Corp.	30,413
50	Ingles Markets, Inc., Class A	1,433
50	J&J Snack Foods Corp.	1,741
100	J.M. Smucker Co. (The)	5,342
4,100	Kellogg Co.	229,600
6,524	Kimberly-Clark Corp.	458,376
25,471	Kraft Foods, Inc., Class A	879,004
11,000	Kroger Co. (The)	313,720
1,950	Loews Corp. - Carolina Group	160,348
2,000	Mannatech, Inc.(a)	16,200
1,650	McCormick & Co., Inc.(a)	59,351
1,800	Molson Coors Brewing Co., Class B	179,406
200	Natural Health Trends Corp.†(a)	442
650	NBTY, Inc.†	26,390
500	Nu Skin Enterprises, Inc., Class A	8,080
1,970	Pepsi Bottling Group, Inc.	73,225

Shares		Value

Consumer Staples (continued)
200	PepsiAmericas, Inc.	$6,488
26,490	PepsiCo, Inc.	1,940,657
200	Playtex Products, Inc.†	3,656
1,300	Prestige Brands Holdings, Inc.†	14,274
49,802	Procter & Gamble Co.	3,503,073
200	Reliv International, Inc.(a)	2,000
1,814	Reynolds American, Inc.	115,352
8,500	Rite Aid Corp.†(a)	39,270
70	Rocky Mountain Chocolate Factory, Inc.	1,205
6,950	Safeway, Inc.	230,114
50	Sanderson Farms, Inc.	2,084
11,170	Sara Lee Corp.	186,427
2,600	Smithfield Foods, Inc.†	81,900
600	Spartan Stores, Inc.	13,518
300	Spectrum Brands, Inc.†	1,740
2,711	SUPERVALU, Inc.	105,756
9,950	Sysco Corp.	354,120
3,505	Tyson Foods, Inc., Class A	62,564
2,500	UST, Inc.	124,000
16,250	Walgreen Co.	767,650
40,320	Wal-Mart Stores, Inc.	1,759,968
100	Weis Markets, Inc.	4,269
2,400	Whole Foods Market, Inc.(a)	117,504
3,700	Wm. Wrigley Jr. Co.	237,651

		22,032,094

Energy — 11.5%
1,200	Able Energy, Inc.†(a)	1,776
2,050	Allis-Chalmers Energy, Inc.†	38,827
400	Alon USA Energy, Inc.(a)	13,512
550	Alpha Natural Resources, Inc.†	12,776
1,300	American Oil & Gas, Inc.†(a)	7,579
9,406	Anadarko Petroleum Corp.	505,572
4,556	Apache Corp.	410,313

See Notes to Schedules of Investments.

Shares		Value

Energy (continued)
2,000	Arch Coal, Inc.	$67,480
2,050	Arlington Tankers, Ltd.	50,492
2,050	Aventine Renewable Energy Holdings, Inc.†(a)	21,668
4,700	Baker Hughes, Inc.	424,739
600	Barnwell Industries, Inc.	10,008
300	Berry Petroleum Co., Class A	11,877
2,000	BioFuel Energy Corp.†	11,580
5,372	BJ Services Co.	142,627
550	Bois d’Arc Energy, Inc.†	10,543
2,350	BP Prudhoe Bay Royalty Trust(a)	176,508
700	Brigham Exploration Co.†	4,151
2,050	Bronco Drilling Co., Inc.†	30,340
900	Cabot Oil & Gas Corp.	31,644
700	Callon Petroleum Co.†	9,744
2,200	Cameron International Corp.†	203,038
50	CARBO Ceramics, Inc.(a)	2,536
50	Carrizo Oil & Gas, Inc.†	2,243
2,900	Cheniere Energy, Inc.†(a)	113,593
5,850	Chesapeake Energy Corp.	206,271
34,499	Chevron Corp.	3,228,416
2,047	Cimarex Energy Co.	76,251
2,000	Clayton Williams Energy, Inc.†	66,000
2,000	Clean Energy Fuels Corp.†	30,280
2,050	CNX Gas Corp.†	58,978
2,750	Comstock Resources, Inc.†	84,810
25,051	ConocoPhillips	2,198,726
3,000	CONSOL Energy, Inc.	139,800
2,000	Continental Resources, Inc.†	36,280
200	Cross Timbers Royalty Trust(a)	7,988
2,050	Dawson Geophysical Co.†	158,896
100	Delta Petroleum Corp.†(a)	1,795
1,400	Denbury Resources, Inc.†	62,566

Shares		Value

Energy (continued)
6,386	Devon Energy Corp.	$531,315
150	Diamond Offshore Drilling, Inc.(a)	16,994
600	Double Hull Tankers, Inc.	8,934
700	Dresser-Rand Group, Inc.†	29,897
10,814	El Paso Corp.	183,514
29	Enbridge Energy Management, LLC†	1,457
350	Encore Acquisition Co.†	11,078
2,050	Energy Partners, Ltd.†	30,094
1,750	Energy Transfer Equity LP.	60,025
2,000	ENGlobal Corp.†	22,820
2,200	ENSCO International, Inc.	123,420
3,300	EOG Resources, Inc.	238,689
1,000	Evergreen Energy, Inc.†(a)	5,100
800	EXCO Resources, Inc.†	13,232
308	Exterran Holdings, Inc.†	24,745
90,850	Exxon Mobil Corp.	8,409,076
3,878	FMC Technologies, Inc.†	223,605
950	Forest Oil Corp.†(a)	40,888
2,800	Foundation Coal Holdings, Inc.	109,760
2,400	Frontier Oil Corp.	99,936
2,000	Geokinetics, Inc.†	46,700
700	GeoMet, Inc.†	3,563
1,600	GeoResources, Inc.†(a)	10,976
750	Global Industries, Ltd.†	19,320
3,697	GlobalSantaFe Corp.	281,046
2,050	GMX Resources, Inc.†(a)	65,948
2,350	Grant Prideco, Inc.†	128,122
6,250	Grey Wolf, Inc.†	40,938
2,050	Gulfport Energy Corp.†	48,503
15,400	Halliburton Co.	591,360
2,300	Harvest Natural Resources, Inc.†	27,462
3,250	Helix Energy Solutions Group, Inc.†	137,995
700	Helmerich & Payne, Inc.	22,981
2,000	Hercules Offshore, Inc.†	52,220

See Notes to Schedules of Investments.

Shares		Value

Energy (continued)
4,000	Hess Corp.	$266,120
600	Holly Corp.	35,898
650	Horizon Offshore, Inc.†	10,725
3,500	International Coal Group, Inc.†	15,540
250	ION Geophysical Corp.†	3,458
3,050	James River Coal Co.†(a)	18,910
609	Kinder Morgan Management, LLC.†	28,456
2,150	Magellan Midstream Holdings LP.	56,760
12,472	Marathon Oil Corp.	711,153
413	Mariner Energy, Inc.†	8,553
1,750	Markwest Hydrocarbon, Inc.	101,728
200	Martin Midstream Partners L.P.	7,320
3,300	Massey Energy Co.	72,006
2,050	Matrix Service Co.†	42,948
2,100	McMoRan Exploration Co.†(a)	28,245
4,800	Murphy Oil Corp.	335,472
4,800	Nabors Industries, Ltd.†	147,696
2,050	NATCO Group, Inc., Class A†	106,088
4,819	National Oilwell Varco, Inc.†	696,346
3,450	Natural Gas Services Group, Inc.†	59,374
2,300	Newfield Exploration Co.†	110,768
3,050	Newpark Resources, Inc.†	16,348
1,300	NGAS Resources, Inc.†(a)	8,840
5,120	Noble Corp.	251,136
2,600	Noble Energy, Inc.	182,104
13,210	Occidental Petroleum Corp.	846,497
400	Oceaneering International, Inc.†	30,320
200	Omni Energy Services Corp.†	1,598
700	Pacific Ethanol, Inc.†	6,734
350	Parallel Petroleum Corp.†	5,946

Shares		Value

Energy (continued)
4,700	Parker Drilling Co.†	$38,164
3,250	Patterson-UTI Energy, Inc.	73,352
3,650	Peabody Energy Corp.	174,725
1,922	Petrohawk Energy Corp.†	31,559
2,050	Petroleum Development Corp.†	90,918
2,100	Petroquest Energy, Inc.†	22,533
250	Pioneer Drilling Co.†	3,045
2,600	Pioneer Natural Resources Co.	116,948
950	Plains Exploration & Production Co.†	42,009
100	Pogo Producing Co.	5,311
450	PowerSecure International, Inc.†	5,607
3,250	Pride International, Inc.†	118,787
200	Quicksilver Resources, Inc.†	9,410
1,975	Range Resources Corp.	80,304
1,500	Rowan Cos., Inc.	54,870
1,850	RPC, Inc.(a)	26,288
18,100	Schlumberger, Ltd.	1,900,500
3,500	Smith International, Inc.	249,900
2,300	Southwestern Energy Co.†	96,255
9,891	Spectra Energy Corp.	242,132
250	St. Mary Land & Exploration Co.	8,918
1,700	SulphCo, Inc.†(a)	14,960
2,440	Sunoco, Inc.	172,703
950	Superior Energy Services, Inc.†	33,668
2,050	Superior Well Services, Inc.†	46,596
700	T-3 Energy Services, Inc.†	29,848
1,500	Tesoro Corp.	69,030
3,050	Tetra Technologies, Inc.†	64,477
760	TGC Industries, Inc.†	8,048
50	Tidewater, Inc.	3,142
4,013	Transocean, Inc.†	453,670
500	Trico Marine Services, Inc.†	14,900

See Notes to Schedules of Investments.

Shares		Value

Energy (continued)
4,350	TXCO Resources, Inc.†	$38,976
3,140	Ultra Petroleum Corp.†	194,806
800	Union Drilling, Inc.†	11,664
1,050	Uranium Resources, Inc.†	9,860
1,300	US BioEnergy Corp.†	10,023
750	USEC, Inc.†(a)	7,688
700	Vaalco Energy, Inc.†	3,199
10,864	Valero Energy Corp.	729,844
2,050	Venoco, Inc.†.	35,158
700	VeraSun Energy Corp.†(a)	7,700
100	Verenium Corp.†(a)	528
2,050	W&T Offshore, Inc.	49,979
2,200	Warren Resources, Inc.†(a)	27,588
6,250	Weatherford International, Ltd.†	419,875
10,000	Williams Cos., Inc.	340,600
4,988	XTO Energy, Inc.	308,458

		31,045,546

Financials — 19.5%
1,300	21St Century Holding Co.	18,460
2,000	Abington Bancorp, Inc.	19,500
700	ACA Capital Holdings, Inc.†(a)	4,263
250	Acadia Realty Trust	6,782
1,100	Accredited Home Lenders Holding Co.†	12,837
5,600	ACE, Ltd.	339,192
2,400	Advance America Cash Advance Centers, Inc.	25,608
1,300	Affirmative Insurance Holdings, Inc.	14,937
7,600	Aflac, Inc.	433,504
2,200	Alfa Corp.	39,996
10,150	Allstate Corp. (The)	580,478
2,200	AMB Property Corp.	131,582
2,500	AMBAC Financial Group, Inc.	157,275

Shares		Value

Financials (continued)
1,300	AmCOMP, Inc.†	$12,272
400	Amcore Financial, Inc.	9,968
200	American Equity Investment Life Holding Co.	2,130
17,300	American Express Co.	1,027,101
300	American Financial Group, Inc.	8,547
5,300	American Financial Realty Trust	42,665
500	American Home Mortgage Investment Corp.(a)	180
35,375	American International Group, Inc.	2,393,119
300	American Physicians Capital, Inc.	11,688
3,850	AmeriCredit Corp.†	67,683
3,880	Ameriprise Financial, Inc.	244,867
310	Anchor Bancorp Wisconsin, Inc.	8,370
7,500	Annaly Capital Management, Inc.	119,475
100	Anworth Mortgage Asset Corp.	539
3,750	AON Corp.(a)	168,038
2,272	Apartment Investment & Management Co., Class A	102,535
200	Arbor Realty Trust, Inc.	3,778
300	Arch Capital Group, Ltd.†	22,323
3,592	Archstone-Smith Trust(a)	216,023
1,100	Arthur J. Gallagher & Co.(a)	31,867
1,750	Ashford Hospitality Trust, Inc.(a)	17,588
400	Aspen Insurance Holdings, Ltd.	11,164
700	Asset Acceptance Capital Corp.	8,120
4,054	Associated Banc-Corp.	120,120
200	Associated Estates Realty Corp.	2,608
2,200	Assurant, Inc.	117,700

See Notes to Schedules of Investments.

Shares		Value

Financials (continued)
2,850	Assured Guaranty, Ltd.	$77,434
3,250	Astoria Financial Corp.	86,222
2,000	AvalonBay Communities, Inc.	236,120
2,000	Axis Capital Holdings, Ltd.	77,820
2,760	Banco Bilbao Vizcaya Argentaria, S.A., ADR	64,253
50	Bancorp, Inc. (The)†	923
550	BancorpSouth, Inc.	13,365
2,250	Bank Mutual Corp.	26,528
70,311	Bank of America Corp.	3,534,534
550	Bank of Hawaii Corp.	29,068
17,013	Bank of New York Mellon Corp. (The)	750,954
1,500	BankAtlantic Bancorp, Inc., Class A	13,005
700	BankFinancial Corp.	11,074
300	Banner Corp.	10,317
8,600	BB&T Corp.	347,354
1,055	Bear Stearns Cos., Inc. (The)(a)	129,565
408	Berkshire Hathaway, Inc., Class B†	1,612,416
2,800	BioMed Realty Trust, Inc.	67,480
2,600	Boston Properties, Inc.	270,140
788	Brandywine Realty Trust.	19,944
2,450	Brookfield Properties Corp.(a)	61,005
1,706	Brookline Bancorp, Inc.	19,773
1,400	Brown & Brown, Inc.	36,820
100	Camden National Corp.	3,498
100	Camden Property Trust.	6,425
350	Capital City Bank Group, Inc.(a)	10,920
6,650	Capital One Financial Corp.	441,760
1,639	CapitalSource, Inc.	33,173
2,050	Capitol Federal Financial	70,110
1,300	CapLease, Inc.(a)	13,325
200	Capstead Mortgage Corp.	2,056
700	Cardinal Financial Corp.	6,993

Shares		Value

Financials (continued)
2,000	Castlepoint Holdings, Ltd.	$23,000
288	Cathay General Bancorp.	9,276
3,500	CB Richard Ellis Group, Inc., Class A†(a)	97,440
2,950	CBL & Associates Properties, Inc.	103,398
1,250	Cedar Shopping Centers, Inc.	17,025
2,100	Centennial Bank Holdings, Inc.†	13,440
700	Centerline Holding Co.(a)	10,745
15,264	Charles Schwab Corp. (The)	329,702
400	Charter Financial Corp.	21,600
175	Chittenden Corp.	6,153
5,350	Chubb Corp.	286,974
2,994	Cincinnati Financial Corp.	129,670
3,646	CIT Group, Inc.	146,569
78,175	Citigroup, Inc.	3,648,427
3,057	Citizens Republic Bancorp, Inc.	49,248
2,150	City Holding Co.	78,282
1,300	Coast Financial Holdings, Inc.†(a)	3,302
2,050	CoBiz, Inc.	35,096
2,050	Cohen & Steers, Inc.(a)	75,912
1,950	Colonial BancGroup, Inc. (The)	42,159
429	Colonial Properties Trust(a)	14,715
276	Columbia Banking System, Inc.	8,782
3,248	Comerica, Inc.	166,557
2,700	Commerce Bancorp, Inc.	104,706
938	Commerce Bancshares, Inc.	43,045
3,050	Commerce Group, Inc.	89,884
563	Community Bancorp†	14,154
550	Community Bank System, Inc.	10,736
2,000	CompuCredit Corp.†	43,420
1,900	Conseco, Inc.†	30,400

See Notes to Schedules of Investments.

Shares		Value

Financials (continued)
450	Corporate Office Properties Trust	$18,734
8,648	Countrywide Financial Corp.	164,398
2,550	Cousins Properties, Inc.	74,868
450	Cullen/Frost Bankers, Inc.	22,554
1,855	CVB Financial Corp.(a)	21,704
4,250	DCT Industrial Trust, Inc.	44,497
300	Deerfield Triarc Capital Corp.	2,715
322	Delphi Financial Group Inc., Class A	13,015
1,100	Delta Financial Corp.(a)	5,401
2,326	Developers Diversified Realty Corp.	129,954
900	DiamondRock Hospitality Co.	15,669
500	Digital Realty Trust, Inc.	19,695
1,100	Dime Community Bancshares	16,467
7,575	Discover Financial Services†	157,560
62	Doral Financial Corp.†	1,362
1,100	Douglas Emmett, Inc.	27,203
2,576	Duke Realty Corp.	87,095
6,137	E*Trade Financial Corp.†	80,149
500	East West Bancorp, Inc.	17,980
1,200	Eaton Vance Corp.	47,952
2,000	Edwards (A.G.), Inc.	169,820
50	EMC Insurance Group, Inc.	1,300
1,300	Encore Capital Group, Inc.†	15,340
3,050	Endurance Specialty Holdings, Ltd.	126,728
50	Enterprise Financial Services Corp.(a)	1,217
500	Equity Inns, Inc.	11,290
3,754	Equity Residential(a)	159,019
1,700	Everest RE Group, Ltd.	187,408
500	Extra Space Storage, Inc.	7,695
1,100	EZCORP, Inc., Class A†	14,795

Shares		Value

Financials (continued)
15,900	Fannie Mae	$966,879
500	FBL Financial Group, Inc., Class A	19,745
1,600	Federal Realty Investment Trust	141,760
900	Federated Investors, Inc., Class B	35,730
150	FelCor Lodging Trust, Inc.	2,990
2,100	FFD Financial Corp.	31,290
5,466	Fidelity National Financial, Inc., Class A	95,546
7,085	Fifth Third Bancorp	240,040
1,200	Financial Institutions, Inc.	21,696
200	First Acceptance Corp.†	1,010
1,167	First American Corp.	42,736
2,250	First Bancorp./Puerto Rico	21,375
1,800	First Bancorp./Troy NC	36,684
3,780	First Busey Corp.(a)	82,820
2,250	First Cash Financial Services, Inc.†	52,695
2,050	First Charter Corp.	61,848
2,200	First Commonwealth Financial Corp.(a)	24,332
2,000	First Community Bancshares, Inc.	72,460
1,400	First Financial Bancorp	17,892
2,150	First Financial Bankshares, Inc.	86,387
100	First Financial Corp.	3,030
4,050	First Horizon National Corp.	107,973
2,750	First Industrial Realty Trust, Inc.(a)	106,892
1,850	First Marblehead Corp. (The)(a)	70,170
2,850	First Midwest Bancorp, Inc.	97,356
3,308	First Niagara Financial Group, Inc.	46,808
400	FirstMerit Corp.	7,904
200	Flagstar Bancorp, Inc.	1,946

See Notes to Schedules of Investments.

Shares		Value

Financials (continued)
1,250	Flagstone Reinsurance Holdings, Ltd.	$16,612
1,900	Forest City Enterprises, Class A	104,804
450	Franklin Bank Corp.†	4,140
3,200	Franklin Resources, Inc.	408,000
750	Franklin Street Properties Corp.	12,938
10,350	Freddie Mac	610,754
250	Fremont General Corp.(a)	975
3,660	Friedman, Billings, Ramsey Group, Inc., Class A	16,873
2,009	Fulton Financial Corp.	28,889
3,700	General Growth Properties, Inc.	198,394
6,900	Genworth Financial, Inc., Class A	212,037
100	GMH Communities Trust	775
6,720	Goldman Sachs Group, Inc. (The)	1,456,493
50	Gramercy Capital Corp.	1,258
2,000	Great American Financial Resources, Inc.	49,040
400	Greater Bay Bancorp	11,040
335	Green Bancshares, Inc.	12,211
2,050	Greenhill & Co., Inc.(a)	125,152
2,050	Hanmi Financial Corp.	31,754
100	Hanover Insurance Group, Inc. (The)	4,419
1,320	Harleysville National Corp.	20,975
4,700	Hartford Financial Services Group, Inc.	434,985
1,050	HCC Insurance Holdings, Inc.(a)	30,072
3,600	HCP, Inc.	119,412
900	Health Care REIT, Inc.	39,816
2,850	Healthcare Realty Trust, Inc.	75,981
50	Heritage Commerce Corp.	1,058
1,300	Hersha Hospitality Trust	12,870

Shares		Value

Financials (continued)
350	Highwoods Properties, Inc.	$12,834
1,300	Hilltop Holdings, Inc.†	15,262
2,000	Horace Mann Educators Corp.	39,420
1,000	Hospitality Properties Trust	40,650
8,475	Host Hotels & Resorts, Inc.(a)	190,179
800	Housevalues, Inc.†	3,136
6,650	HRPT Properties Trust	65,768
7,776	Hudson City Bancorp, Inc.	119,595
5,326	Huntington Bancshares, Inc.	90,435
950	IMPAC Mortgage Holdings, Inc.(a)	1,463
1,750	Independent Bank Corp., MI	19,338
1,900	IndyMac Bancorp, Inc.(a)	44,859
300	Inland Real Estate Corp.	4,647
50	IntercontinentalExchange, Inc.†	7,595
2,000	International Assets Holding Corp.†(a)	51,500
3,165	International Bancshares Corp.	68,680
2,050	Intervest Bancshares Corp.	50,738
300	Investment Technology Group, Inc.†	12,894
3,050	IPC Holdings, Ltd.	87,992
2,200	Irwin Financial Corp.	24,244
4,164	iStar Financial, Inc.(a)	141,534
1,950	Janus Capital Group, Inc.	55,146
1,000	Jefferies Group, Inc.	27,830
1,250	JER Investors Trust, Inc.	15,562
53,630	JPMorgan Chase & Co.	2,457,327
700	Kearny Financial Corp.	8,953
6,150	KeyCorp	198,830
3,000	Kimco Realty Corp.	135,630
900	KKR Financial Holdings LLC	15,165
1,100	KNBT Bancorp, Inc.	18,194

See Notes to Schedules of Investments.

Shares		Value

Financials (continued)
3,250	Knight Capital Group, Inc., Class A†	$38,870
800	LaBranche & Co., Inc.†	3,744
1,300	Legg Mason, Inc.	109,577
9,218	Lehman Brothers Holdings, Inc.(a)	569,027
3,180	Leucadia National Corp.	153,340
450	Lexington Realty Trust	9,004
2,250	Liberty Property Trust	90,472
5,100	Lincoln National Corp.	336,447
7,350	Loews Corp.	355,372
1,200	M&T Bank Corp.	124,140
1,400	Macerich Co. (The)	122,612
900	Mack-Cali Realty Corp.	36,990
1,250	MainSource Financial Group, Inc.	22,038
8,070	Marsh & McLennan Cos., Inc.(a)	205,785
3,607	Marshall & Ilsley Corp.	157,859
244	MB Financial, Inc.	8,430
2,800	MBIA, Inc.(a)	170,940
1,100	Medallion Financial Corp.	11,979
1,100	Medical Properties Trust, Inc.(a)	14,652
13,596	Merrill Lynch & Co., Inc.	969,123
7,196	MetLife, Inc.	501,777
1,500	MFA Mortgage Investments, Inc.	12,030
700	MGIC Investment Corp.(a)	22,617
100	Mid-America Apartment Communities, Inc.	4,985
247	Midland Co. (The)	13,575
1,350	Midwest Banc Holdings, Inc.(a)	19,939
2,500	Montpelier Re Holdings, Ltd.	44,250
3,650	Moody’s Corp.(a)	183,960
15,150	Morgan Stanley(a)	954,450
104	Move, Inc.†	287

Shares		Value

Financials (continued)
600	Nara Bancorp, Inc.	$9,372
1,150	Nasdaq Stock Market, Inc. (The)†	43,332
300	National Atlantic Holdings Corp., Class A†	2,778
8,063	National City Corp.	202,301
400	National Interstate Corp.	12,316
2,112	National Penn Bancshares, Inc.(a)	34,544
195	National Retail Properties, Inc.(a)	4,754
570	Nationwide Financial Services, Class A	30,677
3,450	Nationwide Health Properties, Inc.	103,948
200	Navigators Group, Inc.†	10,850
2,250	NBT Bancorp, Inc.	48,915
5,487	New York Community Bancorp, Inc.	104,527
2,400	NewAlliance Bancshares, Inc.	35,232
750	Newcastle Investment Corp.(a)	13,215
1,300	NexCen Brands, Inc.†	8,736
50	North Valley Bancorp	1,128
3,400	Northern Trust Corp.	225,318
1,250	NorthStar Realty Finance Corp.	12,412
500	Northwest Bancorp, Inc.(a)	14,230
900	Nuveen Investments, Inc., Class A	55,746
50	Nymex Holdings, Inc.(a)	6,509
2,750	NYSE Euronext	217,718
2,050	OceanFirst Financial Corp.	35,732
200	Ocwen Financial Corp.†	1,886
244	Old National Bancorp(a)	4,043
2,987	Old Republic International Corp.	55,976
400	Old Second Bancorp, Inc.	11,400
1,000	Omega Healthcare Investors, Inc.	15,530

See Notes to Schedules of Investments.

Shares		Value

Financials (continued)
2,750	optionsXpress Holdings, Inc.	$71,885
532	Oriental Financial Group	6,118
283	Pacific Capital Bancorp	7,443
1,700	PartnerRe, Ltd.	134,283
1,100	Partners Trust Financial Group, Inc.	13,387
1,100	Penn Treaty American Corp.†	6,424
2,022	People’s United Financial, Inc.(a)	34,940
400	Philadelphia Consolidated Holding Co.†	16,536
1,050	Phoenix Cos., Inc. (The)	14,816
50	PICO Holdings, Inc.†	2,078
2,000	Pinnacle Financial Partners, Inc.†	57,640
2,950	Platinum Underwriters Holdings, Ltd.	106,082
2,959	Plum Creek Timber Co., Inc.(a)	132,445
2,000	PMI Group, Inc. (The)	65,400
3,350	Popular, Inc.	41,138
2,000	Portfolio Recovery Associates, Inc.(a)	106,140
400	Presidential Life Corp.	6,784
200	Primus Guaranty, Ltd.†	2,104
4,200	Principal Financial Group, Inc.	264,978
265	ProAssurance Corp.†	14,276
11,100	Progressive Corp. (The)	215,451
3,294	Prologis	218,557
2,471	Prosperity Bancshares, Inc.	81,938
2,950	Protective Life Corp.	125,198
700	Provident Financial Services, Inc.	11,459
1,650	Provident New York Bancorp	21,632
7,300	Prudential Financial, Inc.	712,334
2,714	Public Storage	213,456

Shares		Value

Financials (continued)
570	Radian Group, Inc.	$13,270
1,800	RAIT Financial Trust(a)	14,814
2,200	Raymond James Financial, Inc.(a)	72,270
801	Rayonier, Inc.	38,480
800	Realty Income Corp.	22,360
1,600	Regency Centers Corp.	122,800
11,156	Regions Financial Corp.	328,879
1,700	RenaissanceRe Holdings, Ltd.	111,197
50	Renasant Corp.	1,082
1,300	Republic Property Trust	19,071
1,750	Resource America, Inc., Class A	27,632
300	Resource Capital Corp.	3,378
1,200	Roma Financial Corp.	20,520
2,400	Safeco Corp.	146,928
150	Safety Insurance Group, Inc.	5,391
700	Santander BanCorp	8,988
300	Scottish Re Group, Ltd.†	957
700	SeaBright Insurance Holdings, Inc.†	11,949
2,050	Seacoast Banking Corp. of Florida(a)	38,335
2,000	SEI Investments Co.	54,560
2,600	Selective Insurance Group	55,328
550	Senior Housing Properties Trust	12,133
3,241	Simon Property Group, Inc.	324,100
397	SL Green Realty Corp.(a)	46,358
6,400	SLM Corp.	317,888
650	South Financial Group, Inc. (The)(a)	14,781
1,000	Southern Missouri Bancorp, Inc.	14,950
50	Southwest Bancorp, Inc.	941
4,802	Sovereign Bancorp, Inc.	81,826
2,000	St Joe Co. (The)(a)	67,220

See Notes to Schedules of Investments.

Shares		Value

Financials (continued)
490	StanCorp Financial Group, Inc.	$24,260
6,065	State Street Corp.(a)	413,390
50	Sterling Bancorp	700
700	Sterling Bancshares, Inc.	7,987
594	Sterling Financial Corp.	15,985
300	Stewart Information Services Corp.	10,281
400	Stifel Financial Corp.†(a)	23,136
600	Strategic Hotels & Resorts, Inc.	12,354
50	Suffolk Bancorp(a)	1,603
746	Sun Bancorp, Inc.†	13,055
2,750	Sunstone Hotel Investors, Inc.	70,510
6,080	SunTrust Banks, Inc.	460,074
700	Superior Bancorp†(a)	6,181
450	Susquehanna Bancshares, Inc.	9,045
350	SVB Financial Group†(a)	16,576
3,506	Synovus Financial Corp.	98,343
4,100	T. Rowe Price Group, Inc.	228,329
500	Taubman Centers, Inc.	27,375
1,200	TCF Financial Corp.	31,416
3,200	TD Ameritrade Holding Corp.†	58,304
50	Tejon Ranch Co.†	2,070
400	Texas Capital Bancshares, Inc.†	8,696
3,250	TFS Financial Corp.†	42,055
600	Thomas Weisel Partners Group, Inc.†	8,706
1,046	Thornburg Mortgage, Inc.(a)	13,441
2,300	Torchmark Corp.	143,336
200	TradeStation Group, Inc.†	2,334
10,534	Travelers Cos., Inc. (The)	530,282
150	Triad Guaranty, Inc.†	2,846
1,808	Trustco Bank Corp.	19,761
2,700	Trustmark Corp.	75,708
28,359	U.S. Bancorp	922,518

Shares		Value

Financials (continued)
2,400	UCBH Holdings, Inc.(a)	$41,952
4,250	UDR, Inc.	103,360
160	UMB Financial Corp.	6,858
2,850	Umpqua Holdings Corp.	57,028
600	UnionBanCal Corp.	35,046
2,050	United America Indemnity, Ltd. Class A†	44,096
2,700	United Community Banks, Inc.(a)	66,204
700	United Community Financial Corp.	5,054
500	United PanAm Financial Corp.†	4,120
1,800	United Security Bancshares(a)	33,840
350	Unitrin, Inc.	17,356
1,200	Universal American Financial Corp.†	27,372
4,757	UNUM Group	116,404
600	USB Holding Co., Inc.	13,938
50	U-Store-It Trust	660
2,736	Valley National Bancorp(a)	60,684
2,850	Ventas, Inc.	117,990
525	Vineyard National Bancorp(a)	8,778
514	Virginia Commerce Bancorp, Inc.†	7,371
2,900	Vornado Realty Trust	317,115
1,881	W Holding Co., Inc.(a)	4,213
200	W.P. Stewart & Co., Ltd.(a)	1,984
2,387	W.R. Berkley Corp.	70,727
29,634	Wachovia Corp.(a)	1,486,145
500	Waddell & Reed Financial, Inc., Class A	13,515
1,033	Washington Federal, Inc.	27,127
13,931	Washington Mutual, Inc.	491,904
250	Washington Real Estate Investment Trust	8,295

See Notes to Schedules of Investments.

Shares		Value

Financials (continued)
400	Washington Trust Bancorp, Inc.	$10,788
550	Wauwatosa Holdings, Inc.†	8,938
54	Webster Financial Corp.	2,274
1,875	Weingarten Realty Investors	77,738
51,890	Wells Fargo & Co.	1,848,322
300	WesBanco, Inc.	7,494
200	Wesco Financial Corp.	79,600
550	Western Alliance Bancorp†(a)	12,963
1,300	Westfield Financial, Inc.	12,623
375	Whitney Holding Corp.	9,892
700	Wilmington Trust Corp.	27,230
1,800	Wilshire Bancorp, Inc.	19,746
2,400	XL Capital, Ltd., Class A	190,080
2,000	Yardville National Bancorp	67,260
1,905	Zions Bancorp.	130,816
500	ZipRealty, Inc.†	3,190

		52,815,229

Health Care — 11.5%
200	A.D.A.M., Inc.†	1,558
24,650	Abbott Laboratories	1,321,733
400	Abraxis BioScience, Inc.†(a)	9,132
2,000	Acadia Pharmaceuticals, Inc.†	30,100
200	Adolor Corp.†	684
2,881	Advanced Medical Optics, Inc.†(a)	88,130
7,850	Aetna, Inc.	426,020
700	Affymetrix, Inc.†	17,759
2,000	Air Methods Corp.†	92,400
1,400	Akorn, Inc.†	10,486
2,000	Albany Molecular Research, Inc.†	30,200
50	Align Technology, Inc.†	1,267
2,250	Alkermes, Inc.†	41,400
3,880	Allergan, Inc.	250,144
2,700	Alliance Imaging, Inc.†	24,462

Shares		Value

Health Care (continued)
2,050	Alnylam Pharmaceuticals, Inc.†(a)	$67,179
200	Altus Pharmaceuticals, Inc.†	2,098
0	Amedisys, Inc.†	13
2,800	American Medical Systems Holdings, Inc.†(a)	47,460
600	AMERIGROUP Corp.†	20,688
3,740	AmerisourceBergen Corp.	169,534
18,252	Amgen, Inc.†	1,032,516
2,050	AMN Healthcare Services, Inc.†	38,396
1,950	Amylin Pharmaceuticals, Inc.†	97,500
700	Angeion Corp.†	5,138
500	Anika Therapeutics, Inc.†	10,405
3,350	Applera Corp. - Applied Biosystems Group	116,044
100	Applera Corp. - Celera Group†	1,406
2,200	Arena Pharmaceuticals, Inc.†	24,090
1,300	Artes Medical, Inc.†	5,148
300	Atherogenics, Inc.†(a)	498
1,200	Auxilium Pharmaceuticals, Inc.†	25,296
2,300	Bard (C.R.), Inc.(a)	202,837
2,375	Barr Pharmaceuticals, Inc.†	135,161
550	Bausch & Lomb, Inc.	35,200
9,963	Baxter International, Inc.	560,718
1,800	Beckman Coulter, Inc.	132,768
3,400	Becton Dickinson & Co.	278,970
2,000	Biodel, Inc.†	34,080
4,055	Biogen Idec, Inc.†	268,968
600	BioMarin Pharmaceuticals, Inc.†	14,940
21,639	Boston Scientific Corp.†	301,864
31,000	Bristol-Myers Squibb Co.	893,420
100	Brookdale Senior Living, Inc.(a)	3,981
2,700	Bruker BioSciences Corp.†	23,760

See Notes to Schedules of Investments.

Shares		Value

Health Care (continued)
1,300	BSD Medical Corp.†(a)	$7,995
200	Candela Corp.†	1,698
700	Capital Senior Living Corp.†	5,894
1,250	Caraco Pharmaceutical Laboratories, Ltd.†	19,062
5,136	Cardinal Health, Inc.	321,154
6,200	Celgene Corp.†	442,122
1,600	Cephalon, Inc.†	116,896
700	Cepheid, Inc.†	15,960
1,850	Cerner Corp.†(a)	110,648
2,994	Charles River Laboratories International, Inc.†	168,113
5,100	Cigna Corp.	271,779
1,300	Cleveland Biolabs, Inc.†(a)	14,989
200	Coley Pharmaceutical Group, Inc.†	628
1,300	Community Health Systems, Inc.†	40,872
2,000	Conmed Corp.†	55,980
2,805	Cooper Cos., Inc. (The)	147,038
150	Covance, Inc.†	11,685
2,691	Coventry Health Care, Inc.†	167,407
7,737	Covidien, Ltd.†	321,086
500	Cubist Pharmaceuticals, Inc.†	10,565
100	CuraGen Corp.†	138
2,200	CV Therapeutics, Inc.†	19,756
700	Cynosure, Inc., Class A†	25,830
1,300	Cytyc Corp.†	61,945
1,050	Dade Behring Holdings, Inc.	80,168
2,000	Datascope Corp.	67,620
2,250	DaVita, Inc.†	142,155
1,300	Dendreon Corp.†(a)	9,997
2,050	Dentsply International, Inc.	85,362
200	Dialysis Corp. of America†	1,948
100	Dyax Corp.†	360
550	Edwards Lifesciences Corp.†(a)	27,120

Shares		Value

Health Care (continued)
14,270	Eli Lilly & Co.	$812,391
3,250	Emergent Biosolutions, Inc.†	28,860
100	Encysive Pharmaceuticals, Inc.†	151
1,850	Endo Pharmaceuticals Holdings, Inc.†	57,368
300	eResearch Technology, Inc.†	3,417
700	ev3, Inc.†(a)	11,494
400	Exelixis, Inc.†	4,236
2,800	Express Scripts, Inc.†	156,296
200	Five Star Quality Care, Inc.†	1,644
5,150	Forest Laboratories, Inc.†	192,044
6,800	Genentech, Inc.†	530,536
2,000	Genomic Health, Inc.†(a)	38,380
50	Gen-Probe, Inc.†	3,329
50	Gentiva Health Services, Inc.†	960
3,655	Genzyme Corp.†	226,464
14,100	Gilead Sciences, Inc.†	576,267
1,750	GTx, Inc.†(a)	28,490
1,300	Halozyme Therapeutics, Inc.†	11,297
1,600	Hanger Orthopedic Group, Inc.†	18,128
5,050	Health Management Associates, Inc., Class A	35,047
2,200	Health Net, Inc.†	118,910
3,150	Healthsouth Corp.†(a)	55,156
2,100	Henry Schein, Inc.†	127,764
1,600	Hillenbrand Industries, Inc.	88,032
1,895	HLTH Corp.†	26,852
2,950	Hologic, Inc.†(a)	179,950
2,540	Hospira, Inc.†	105,283
5,350	Human Genome Sciences, Inc.†	55,052
2,900	Humana, Inc.†	202,652
300	Hythiam, Inc.†(a)	2,232
800	Idenix Pharmaceuticals, Inc.†	2,312
2,944	Illumina, Inc.†(a)	152,735

See Notes to Schedules of Investments.

Shares		Value

Health Care (continued)
1,600	ImClone Systems, Inc.†	$66,144
200	Immtech Pharmaceuticals, Inc.†	1,640
380	Immucor, Inc.†	13,585
2,500	IMS Health, Inc.	76,600
1,300	Incyte Corp.†	9,295
2,000	Indevus Pharmaceuticals, Inc.†	13,820
700	Infinity Pharmaceuticals, Inc.†	6,342
2,050	InterMune, Inc.†(a)	39,216
2,000	Invacare Corp.	46,760
200	IRIS International, Inc.†	3,840
700	Isis Pharmaceuticals, Inc.†(a)	10,479
2,000	Jazz Pharmaceuticals, Inc.†	22,400
45,860	Johnson & Johnson	3,013,002
2,000	Kendle International, Inc.†	83,060
1,900	Keryx Biopharmaceuticals, Inc.†	18,886
2,000	Kindred Healthcare, Inc.†	35,820
2,750	Kinetic Concepts, Inc.†(a)	154,770
3,324	King Pharmaceuticals, Inc.†	38,957
2,400	Laboratory Corp. of America Holdings†	187,752
2,000	LCA-Vision, Inc.(a)	58,780
600	LHC Group, Inc.†	12,882
565	LifePoint Hospitals, Inc.†	16,956
700	Ligand Pharmaceuticals, Inc., Class B	3,738
2,000	Lincare Holdings, Inc.†	73,300
200	Luminex Corp.†(a)	3,016
2,200	MannKind Corp.†(a)	21,296
400	Manor Care, Inc.	25,760
50	Matria Healthcare, Inc.†	1,308
300	Maxygen, Inc.†	2,043
3,850	McKesson Corp.	226,342
2,900	Medarex, Inc.†	41,064
3,499	Medco Health Solutions, Inc.†	316,275

Shares		Value

Health Care (continued)
300	Medicis Pharmaceutical Corp., Class A(a)	$9,153
19,068	Medtronic, Inc.	1,075,626
2,750	Mentor Corp.(a).	126,638
33,483	Merck & Co., Inc.	1,730,736
200	Merge Technologies, Inc.†	878
3,350	MGI Pharma, Inc.†	93,063
800	Micrus Endovascular Corp.†	14,616
4,350	Millennium Pharmaceuticals, Inc.†	44,152
250	Millipore Corp.†	18,950
300	Momenta Pharmaceuticals, Inc.†(a)	3,417
6,450	Mylan Laboratories, Inc.	102,942
200	Nastech Pharmaceutical Co., Inc.†(a)	2,662
2,550	Nektar Therapeutics†	22,516
1,300	Neurocrine Biosciences, Inc.†	13,000
800	Nighthawk Radiology Holdings, Inc.†	19,608
700	Northstar Neuroscience, Inc.†	7,812
2,000	Novacea, Inc.†	16,020
1,300	NxStage Medical, Inc.†(a)	18,837
2,000	Oculus Innovative Sciences, Inc.†(a)	14,840
300	Odyssey HealthCare, Inc.†	2,883
4,050	Omnicare, Inc.(a)	134,176
1,250	Orexigen Therapeutics, Inc.†	16,512
50	OSI Pharmaceuticals, Inc.†	1,700
50	Palomar Medical Technologies, Inc.†	1,425
4,150	Patterson Cos., Inc.†	160,232
900	PDI, Inc.†	9,342
1,300	PDL BioPharma, Inc.†	28,093
500	Pediatrix Medical Group, Inc.†	32,710

See Notes to Schedules of Investments.

Shares		Value

Health Care (continued)
1,517	PerkinElmer, Inc.	$44,312
2,950	Perrigo Co.	62,983
112,811	Pfizer, Inc.	2,755,973
1,400	Pharmaceutical Product Development, Inc.	49,616
311	PharMerica Corp.†	4,640
700	Phase Forward, Inc.†	14,007
2,000	Pozen, Inc.†	22,120
250	PRA International†	7,350
200	Providence Service Corp. (The)†	5,872
500	PSS World Medical, Inc.†	9,565
2,850	Psychiatric Solutions, Inc.†	111,948
2,900	Quest Diagnostics, Inc.	167,533
1,750	Radiation Therapy Services, Inc.†	36,435
500	Repros Therapeutics, Inc.†	5,750
2,000	Res-Care, Inc.†	45,680
800	Resmed, Inc.†	34,296
1,000	Respironics, Inc.†	48,030
200	Rigel Pharmaceuticals, Inc.†(a)	1,886
2,300	Salix Pharmaceuticals, Ltd.†(a)	28,566
1,300	Savient Pharmaceuticals, Inc.†	18,915
23,550	Schering-Plough Corp.	744,887
600	Sciele Pharma, Inc.†(a)	15,612
2,000	Seattle Genetics, Inc.†	22,480
200	Senomyx, Inc.†	2,450
2,300	Sepracor, Inc.†	63,250
400	Sierra Health Services, Inc.†	16,876
2,050	Sirona Dental Systems, Inc.†	73,124
2,000	Sirtris Pharmaceuticals, Inc.†(a)	34,160
2,000	Skilled Healthcare Group, Inc., Class A†	31,500
700	Somaxon Pharmaceuticals, Inc.†	7,119

Shares		Value

Health Care (continued)
5,900	St. Jude Medical, Inc.†	$260,013
650	STERIS Corp.	17,764
3,620	Stryker Corp.	248,911
1,300	Sun Healthcare Group, Inc.†	21,723
2,000	Symmetry Medical, Inc.†	33,400
900	Techne Corp.†	56,772
500	Telik, Inc.†(a)	1,455
8,776	Tenet Healthcare Corp.†	29,487
2,850	Theravance, Inc.†	74,356
700	Thermage, Inc.†	4,956
6,309	Thermo Fisher Scientific, Inc.†	364,155
50	Transcend Services, Inc.†	768
2,000	Tutogen Medical, Inc.†	23,000
700	United American Healthcare Corp.†	2,737
200	United Therapeutics Corp.†(a)	13,308
20,812	UnitedHealth Group, Inc.	1,007,925
750	Valeant Pharmaceuticals International†	11,610
2,500	Varian Medical Systems, Inc.†	104,725
1,100	VCA Antech, Inc.†	45,925
4,100	Vertex Pharmaceuticals, Inc.†	157,481
300	Viropharma, Inc.†	2,670
700	Visicu, Inc.†	5,306
200	Vital Signs, Inc.	10,428
3,250	Warner Chilcott, Ltd., Class A†	57,752
700	Waters Corp.†	46,844
1,350	Watson Pharmaceuticals, Inc.†	43,740
9,741	WellPoint, Inc.†	768,760
20,550	Wyeth	915,502
4,300	Zimmer Holdings, Inc.†	348,257
2,000	Zoll Medical Corp.†	51,840

See Notes to Schedules of Investments.

Shares		Value

Health Care (continued)
2,200	Zymogenetics, Inc.†	$28,710

		31,138,132

Industrials — 12.0%
10,450	3M Co.	977,911
75	AAON, Inc.	1,480
273	ACCO Brands Corp.†	6,126
300	Accuride Corp.†	3,633
120	Actuant Corp., Class A	7,796
100	Acuity Brands, Inc.	5,048
1,300	AeroCentury Corp.†	17,940
850	AGCO Corp.†	43,154
2,000	Aircastle, Ltd.(a)	66,840
200	Airtran Holdings, Inc.†	1,968
350	Alexander & Baldwin, Inc.	17,546
150	Alliant Techsystems, Inc.†	16,395
3,650	Allied Waste Industries, Inc.†(a)	46,538
2,050	Amerco, Inc.†(a)	130,093
2,050	American Railcar Industries, Inc.	45,141
300	American Science & Engineering, Inc.	18,798
2,300	American Standard Cos., Inc.	81,926
2,050	American Superconductor Corp.†(a)	41,984
50	Ameron International Corp.	5,288
1,050	Ametek, Inc.	45,381
2,000	Ampco-Pittsburgh Corp.	78,760
5,650	AMR Corp.†(a)	125,938
200	Angelica Corp.	3,942
200	Applied Signal Technology, Inc.	2,704
2,000	Armstrong World Industries, Inc.†	81,180
3,250	Ascent Solar Technologies, Inc.†(a)	55,478
2,400	Avery Dennison Corp.	136,848

Shares		Value

Industrials (continued)
1,192	Avis Budget Group, Inc.†	$27,285
200	Axsys Technologies, Inc.†	6,192
200	Baker (Michael) Corp.†	9,802
1,500	Basin Water, Inc.†(a)	17,745
3,350	BE Aerospace, Inc.†	139,126
2,050	Beacon Roofing Supply, Inc.†(a)	20,951
500	Belden, Inc.	23,455
1,100	Blount International, Inc.†	12,496
2,500	BlueLinx Holdings, Inc.	17,600
10,650	Boeing Co.	1,118,144
550	Brady Corp., Class A(a)	19,734
2,650	Briggs & Stratton Corp.	66,727
450	Brink’s Co. (The)	25,146
100	BTU International, Inc.†	1,286
750	Builders FirstSource, Inc.†(a)	8,085
5,590	Burlington Northern Santa Fe Corp.	453,740
200	C&D Technologies, Inc.†(a)	996
3,100	C.H. Robinson Worldwide, Inc.	168,299
1,800	Carlisle Cos., Inc.(a)	87,480
200	Casella Waste Systems, Inc., Class A†	2,508
10,150	Caterpillar, Inc.	796,064
1,400	CBIZ, Inc.†	11,130
400	CDI Corp.	11,152
1,300	Ceco Environmental Corp.†	19,864
2,050	Chart Industries, Inc.†	65,928
1,986	ChoicePoint, Inc.†	75,309
2,032	Cintas Corp.	75,387
2,050	CIRCOR International, Inc.	93,090
400	Clarcor, Inc.	13,684
400	Columbus McKinnon Corp.†	9,956
2,300	Comfort Systems USA, Inc.	32,660
400	Commercial Vehicle Group, Inc.†	5,132

See Notes to Schedules of Investments.

Shares		Value

Industrials (continued)
200	Competitive Technologies, Inc.†	$450
2,050	COMSYS IT Partners, Inc.†	34,460
700	Continental Airlines, Inc., Class B†	23,121
450	Con-way, Inc.	20,700
3,000	Cooper Industries, Ltd., Class A	153,270
700	Copart, Inc.†	24,073
200	Cornell Cos., Inc.†	4,710
1,700	Corrections Corp. of America†	44,489
950	Covanta Holding Corp.†	23,284
200	Covenant Transport, Inc., Class A†	1,350
50	CRA International, Inc.†	2,410
300	Crane Co.	14,391
7,650	CSX Corp.	326,884
2,000	Cummins, Inc.	255,780
300	Curtiss-Wright Corp.	14,250
3,468	Danaher Corp.	286,838
3,350	Deere & Co.	497,207
5,500	Delta Air Lines, Inc.†	98,725
2,850	Deluxe Corp.	104,994
1,300	Diamond Management & Technology Consultants, Inc.	11,960
1,300	Document Security Systems, Inc.†(a)	14,586
900	Donaldson Co., Inc.	37,584
3,650	Dover Corp.	185,968
478	DRS Technologies, Inc.	26,347
100	Dun & Bradstreet Corp.	9,861
400	Dynamic Materials Corp.	19,156
1,200	Eagle Bulk Shipping, Inc.	30,888
2,900	Eaton Corp.	287,216
12,300	Emerson Electric Co.	654,606
2,300	Empire Resources, Inc.(a)	15,456
2,050	Encore Wire Corp.	51,516
50	Ennis, Inc.	1,102

Shares		Value

Industrials (continued)
50	EnPro Industries, Inc.†	$2,030
2,550	Equifax, Inc.	97,206
2,000	Evergreen Solar, Inc.†	17,860
3,600	Expeditors International Washington, Inc.	170,280
400	Exponent, Inc.†	10,036
200	ExpressJet Holdings, Inc.†	618
1,850	Fastenal Co.	84,008
800	Federal Signal Corp.	12,288
4,882	FedEx Corp.	511,390
2,050	First Advantage Corp., Class A†	36,224
300	Flanders Corp.†	1,371
200	Flow International Corp.†	1,764
500	Flowserve Corp.	38,090
2,000	Fluor Corp.	287,960
3,800	Force Protection, Inc.†(a)	82,308
300	Foster Wheeler, Ltd.†	39,384
2,050	Franklin Electric Co., Inc.(a)	84,276
700	Frontier Airlines Holdings, Inc.†	4,333
200	Frozen Food Express Industries	1,346
100	FuelCell Energy, Inc.†	894
2,050	G&K Services, Inc., Class A	82,410
550	Gardner Denver, Inc.†	21,450
200	GATX Corp.	8,550
300	Gehl Co.†	6,699
100	General Cable Corp.†	6,712
4,740	General Dynamics Corp.	400,388
163,696	General Electric Co.	6,777,014
100	Global Power Equipment Group, Inc.†	239
2,100	Goodrich Corp.	143,283
1,787	Graco, Inc.	69,890
3,350	GrafTech International, Ltd.†	59,764
2,050	Greenbrier Cos., Inc.	54,756
50	Griffon Corp.†	755
50	Hardinge, Inc.	1,742

See Notes to Schedules of Investments.

Shares		Value

Industrials (continued)
1,800	Harsco Corp.	$106,686
375	Healthcare Services Group	7,601
533	Heartland Express, Inc.(a)	7,611
150	Heidrick & Struggles International, Inc.†	5,468
200	Herley Industries, Inc.†	2,992
650	Herman Miller, Inc.	17,641
1,450	Hertz Global Holdings, Inc.†	32,944
2,350	Hexcel Corp.†	53,368
1,500	Hi-Shear Technology Corp.(a)	17,625
10,875	Honeywell International, Inc.	646,736
550	Horizon Lines, Inc., Class A(a)	16,792
400	Hubbell, Inc., Class B	22,848
400	Hurco Cos., Inc.†	21,624
100	Huron Consulting Group, Inc.†	7,262
675	IDEX Corp.	24,563
250	IHS, Inc., Class A†	14,123
2,050	II-VI, Inc.†	70,787
4,050	IKON Office Solutions, Inc.	52,043
6,966	Illinois Tool Works, Inc.	415,452
150	Imperial Industries, Inc.†	879
3,250	Industrial Services of America, Inc.(a)	35,198
4,550	Ingersoll-Rand Co., Ltd., Class A	247,838
100	Innovative Solutions & Support, Inc.†(a)	1,897
2,050	International Shipholding Corp.†	42,578
500	Intersections, Inc.†	5,105
200	Ionatron, Inc.†	686
2,500	ITT Corp.	169,825
1,550	J.B. Hunt Transport Services, Inc.	40,765

Shares		Value

Industrials (continued)
1,800	Jacobs Engineering Group, Inc.†	$136,044
5,925	JetBlue Airways Corp.†(a)	54,628
3,775	Joy Global, Inc.	191,997
50	Kadant, Inc.†	1,400
923	Kansas City Southern†	29,693
4,650	KBR, Inc.†	180,281
400	Kelly Services, Inc., Class A	7,924
500	Kennametal, Inc.	41,990
1,250	Kforce, Inc.†	16,075
2,950	Kirby Corp.†	130,213
387	Knight Transportation, Inc.(a)	6,660
7,000	Kreisler Manufacturing Corp.†	124,950
2,300	L-3 Communications Holdings, Inc.	234,922
100	LaBarge, Inc.†	1,200
700	Laidlaw International, Inc.	24,654
2,850	Landstar System, Inc.	119,614
500	Learning Tree International, Inc.†	8,880
100	LECG Corp.†	1,490
650	Lennox International, Inc.	21,970
5,650	Lockheed Martin Corp.	612,968
2,200	LSI Industries, Inc.	45,144
200	Macquarie Infrastructure Co. LLC	7,718
1,400	Manitowoc Co., Inc. (The)	61,992
603	Manpower, Inc.	38,803
100	Marten Transport, Ltd.†	1,541
8,400	Masco Corp.	194,628
3,250	McDermott International, Inc.†	175,760
700	Meadow Valley Corp.†	8,330
1,300	Medis Technologies, Ltd.†(a)	16,900
1,900	Mesa Air Group, Inc.†	8,436
1,250	Metalico, Inc.†	11,388
700	Midwest Air Group, Inc.†	11,515

See Notes to Schedules of Investments.

Shares		Value

Industrials (continued)
1,650	Monster Worldwide, Inc.†	$56,199
300	MSC Industrial Direct Co., Class A	15,177
3,650	Mueller Water Products, Inc., Class A(a)	45,224
2,000	NAACO Industries, Inc., Class A	206,960
2,000	Navigant Consulting, Inc.†	25,320
5,550	Norfolk Southern Corp.	288,100
1,000	North American Galvanizing & Coating, Inc.†(a)	7,600
5,650	Northrop Grumman Corp.	440,700
4,400	Northwest Airlines Corp.†	78,320
200	Northwest Pipe Co.†	7,564
200	On Assignment, Inc.†	1,868
100	Orbital Sciences Corp.†	2,224
800	Oshkosh Truck Corp.	49,576
950	Owens Corning, Inc.†(a)	23,798
4,337	Paccar, Inc.	369,729
4,050	Pall Corp.	157,545
2,729	Parker Hannifin Corp.(a)	305,184
1,300	Pentair, Inc.	43,134
1,300	PeopleSupport, Inc.†(a)	15,548
2,623	PHH Corp.†	68,932
600	Pike Electric Corp.†	11,256
600	Pinnacle Airlines Corp.†	9,612
3,800	Pitney Bowes, Inc.	172,596
2,000	Polypore International, Inc.†	28,120
300	Portec Rail Products, Inc.	3,498
800	Power-One, Inc.†	4,080
1,900	Precision Castparts Corp.	281,162
1,220	PRG-Schultz International, Inc.†	16,568
2,450	Quanta Services, Inc.†	64,803
100	Quipp, Inc.	572
3,500	R.R. Donnelley & Sons Co.	127,960
2,000	Raven Industries, Inc.	80,100

Shares		Value

Industrials (continued)
6,550	Raytheon Co.	$418,021
700	Republic Airways Holdings, Inc.†	14,819
2,850	Republic Services, Inc.	93,224
200	Resources Connection, Inc.	4,630
2,050	Robbins & Myers, Inc.	117,444
3,200	Robert Half International, Inc.	95,552
2,500	Rockwell Automation, Inc.	173,775
2,800	Rockwell Collins, Inc.	204,512
1,150	Roper Industries, Inc.	75,325
2,000	RSC Holdings, Inc.†	32,800
50	Rush Enterprises, Inc., Class A†	1,268
1,700	Ryder System, Inc.	83,300
50	Saia, Inc.†	826
2,000	Schawk, Inc.	45,140
400	Shaw Group, Inc. (The)†	23,240
1,200	Simclar, Inc.†(a)	13,308
50	Simpson Manufacturing Co., Inc.	1,592
800	SIRVA, Inc.†	552
150	SkyWest, Inc.	3,776
2,300	Smith (A.O.) Corp.	100,924
13,093	Southwest Airlines Co.	193,776
1,600	Spherion Corp.†	13,216
900	Spire Corp.†	12,492
3,700	Spirit Aerosystems Holdings, Inc., Class A†	144,078
1,784	SPX Corp.	165,127
50	Standard Parking Corp.†	1,990
1,450	Standard Register Co. (The)	18,430
50	Standex International Corp.	1,034
300	Steelcase, Inc., Class A	5,394
1,750	Stericycle, Inc.†	100,030
2,000	Sterling Construction Co., Inc.†	46,160
75	Sun Hydraulics, Inc.	2,385

See Notes to Schedules of Investments.

Shares		Value

Industrials (continued)
2,050	Superior Essex, Inc.†	$76,424
200	Sypris Solutions, Inc.	1,720
700	Taser International, Inc.†(a)	10,983
2,000	TBS International, Ltd., Class A†	82,500
2,050	Tennant Co.	99,835
1,900	Terex Corp.†	169,138
443	Tetra Tech, Inc.†	9,356
5,000	Textron, Inc.	311,050
250	Thomas & Betts Corp.†	14,660
700	Thomas Group, Inc.	6,398
800	Timken Co.	29,720
250	Titan International, Inc.(a)	7,980
300	Toro Co.	17,649
200	TRC Cos., Inc.†	2,112
2,050	Tredegar Corp.	35,362
400	Trex Co., Inc.†(a)	4,448
2,000	Trimas Corp.†	26,540
2,100	Trinity Industries, Inc.(a)	78,834
5,000	TRM Corp.†	4,500
300	TurboChef Technologies, Inc.†	3,960
7,737	Tyco International, Ltd.	343,059
800	UAL Corp.†	37,224
300	Ultralife Batteries, Inc.†	3,840
3,800	Union Pacific Corp.	429,628
200	United Industrial Corp.(a)	15,052
9,850	United Parcel Service, Inc., Class B	739,735
600	United Rentals, Inc.†	19,302
150	United Stationers, Inc.†	8,328
15,544	United Technologies Corp.	1,250,981
2,000	Universal Forest Products, Inc.	59,800
2,850	URS Corp.†	160,882
191	US Airways Group, Inc.†	5,014
1,300	US Home Systems, Inc.†	9,295
500	USG Corp.†(a)	18,775

Shares		Value

Industrials (continued)
1,300	UTEK Corp.(a)	$19,175
900	UTi Worldwide, Inc.	20,682
2,100	Viad Corp.	75,600
2,200	Vicor Corp.	26,664
450	Volt Information Sciences, Inc.†	7,938
500	W.W. Grainger, Inc.	45,595
50	Wabash National Corp.	564
300	Wabtec Corp.	11,238
300	Walter Industries, Inc.	8,070
1,575	Waste Connections, Inc.†(a)	50,022
8,850	Waste Management, Inc.	333,999
250	Werner Enterprises, Inc.	4,288
2,100	Xerium Technologies, Inc.	11,340
2,950	YRC Worldwide, Inc.†(a)	80,594

		32,522,606

Information Technology — 16.2%
1,300	Acacia Research-Acacia Technologies†	19,084
9,200	Accenture, Ltd., Class A(a)	370,300
300	Access Integrated Technologies, Inc., Class A†(a)	1,680
150	ACI Worldwide, Inc.†(a)	3,352
200	Actel Corp.†	2,146
6,594	Activision, Inc.†(a)	142,364
850	Acxiom Corp.	16,822
3,681	ADC Telecommunications, Inc.†	72,184
9,959	Adobe Systems, Inc.†	434,810
700	Adtran, Inc.	16,121
300	Advanced Analogic Technologies, Inc.†	3,192
2,000	Advanced Energy Industries, Inc.†	30,200
7,500	Advanced Micro Devices, Inc.†(a)	99,000

See Notes to Schedules of Investments.

Shares		Value

Information Technology (continued)
2,050	Advent Software, Inc.†	$96,288
2,200	Affiliated Computer Services, Inc., Class A†	110,528
6,646	Agilent Technologies, Inc.†	245,104
500	Agilysys, Inc.	8,450
2,259	Akamai Technologies, Inc.†(a)	64,901
650	Alliance Data Systems Corp.†	50,336
5,500	Altera Corp.	132,440
200	American Technology Corp.†	760
2,300	AMIS Holdings, Inc.†	22,333
950	Amkor Technology, Inc.†	10,944
3,400	Amphenol Corp., Class A	135,184
4,900	Analog Devices, Inc.	177,184
200	Anaren, Inc.†	2,820
3,250	Andrew Corp.†	45,012
800	Answers Corp.†(a)	6,584
1,750	Ansys, Inc.†	59,798
13,000	Apple, Inc.†	1,996,020
22,608	Applied Materials, Inc.	467,986
200	Aptimus, Inc.†	1,224
2,700	Ariba, Inc.†	29,106
1,200	Arris Group, Inc.†(a)	14,820
2,750	Arrow Electronics, Inc.†	116,930
700	Aspen Technology, Inc.†	10,024
200	Astea International, Inc.†	852
400	Atheros Communications, Inc.†	11,988
6,600	Atmel Corp.†	34,056
3,800	Autodesk, Inc.†	189,886
9,600	Automatic Data Processing, Inc.	440,928
7,890	Avaya, Inc.†	133,814
1,300	Avici Systems, Inc.	13,858
3,100	Avnet, Inc.†	123,566
350	Avocent Corp.†	10,192

Shares		Value

Information Technology (continued)
889	Axcelis Technologies, Inc.†	$4,543
300	Bankrate, Inc.†(a)	13,836
7,800	BEA Systems, Inc.†	108,186
2,700	BearingPoint, Inc.†	10,935
300	Bel Fuse, Inc., Class B	10,398
200	Bell Microproducts, Inc.†	1,244
650	Benchmark Electronics, Inc.†	15,516
1,250	BigBand Networks, Inc.†	8,000
700	Bitstream, Inc., Class A†	4,592
200	Blue Coat Systems, Inc.†(a)	15,752
3,017	BMC Software, Inc.†	94,221
700	Brightpoint, Inc.†	10,507
6,815	Broadcom Corp., Class A†	248,339
2,150	Broadridge Financial Solutions, Inc.	40,742
9,450	Brocade Communications Systems, Inc.†	80,892
706	Brooks Automation, Inc.†	10,053
5,972	CA, Inc.	153,600
5,177	Cadence Design Systems, Inc.†	114,878
1,300	Callidus Software, Inc.†	11,180
50	Carrier Access Corp.†	190
300	Cascade Microtech, Inc.†	2,976
1,500	Catapult Communications Corp.†	11,460
1,300	C-COR, Inc.†	14,937
1,580	CDW Corp.†	137,776
4,250	Ceridian Corp.†	147,645
900	CheckFree Corp.†	41,886
1,500	Ciber, Inc.†	11,715
1,897	Ciena Corp.†	72,238
2,000	Cirrus Logic, Inc.†	12,800
96,373	Cisco Systems, Inc.†	3,190,910
2,600	Citrix Systems, Inc.†	104,832
4,287	CNET Networks, Inc.†	31,938

See Notes to Schedules of Investments.

Shares		Value

Information Technology (continued)
2,300	Cogent, Inc.†	$36,064
2,600	Cognizant Technology Solutions Corp., Class A†	207,402
650	CommScope, Inc.†	32,656
3,280	Computer Sciences Corp.†	183,352
8,500	Compuware Corp.†	68,170
2,000	comScore, Inc.†	54,000
100	Comtech Telecommunications Corp.†	5,349
1,500	Convergys Corp.†	26,040
24,969	Corning, Inc.	615,486
700	Cray, Inc.†	5,040
700	Cree, Inc.†(a)	21,770
150	CSG Systems International, Inc.†	3,188
200	CTS Corp.	2,580
1,700	Cypress Semiconductor Corp.†	49,657
2,000	Data Domain, Inc.†(a)	61,900
700	Datalink Corp.†	3,185
31,300	Dell, Inc.†	863,880
1,850	Diebold, Inc.	84,027
700	Digi International, Inc.†	9,968
325	Diodes, Inc.†	10,432
700	Ditech Networks, Inc.†	3,689
100	DST Systems, Inc.†	8,581
200	DTS, Inc.†	6,074
800	Eagle Test Systems, Inc.†	10,256
121	Earthlink, Inc.†	958
16,550	eBay, Inc.†	645,781
2,150	Echelon Corp.†	53,772
200	EFJ, Inc.†	1,160
2,000	Electro Scientific Industries, Inc.†	47,920
5,400	Electronic Arts, Inc.†	302,346
1,300	Electronic Clearing House, Inc.†	14,040
7,700	Electronic Data Systems Corp.	168,168

Shares		Value

Information Technology (continued)
450	Electronics for Imaging†	$12,087
31,879	EMC Corp.†	663,083
300	Emcore Corp.†	2,880
550	Emulex Corp.†	10,544
1,300	En Pointe Technologies, Inc.†	3,770
100	EndWave Corp.†	1,061
1,436	Entegris, Inc.†	12,464
1,000	Epicor Software Corp.†	13,770
425	EPIQ Systems, Inc.†	7,998
700	eSpeed, Inc., Class A†	5,971
300	Exar Corp.†	3,918
300	Extreme Networks†	1,152
900	F5 Networks, Inc.†	33,471
450	Factset Research Systems, Inc.	30,848
144	Fair Isaac Corp.	5,200
1,350	Fairchild Semiconductor International, Inc.†	25,218
1,400	FalconStor Software, Inc.†	16,870
200	FARO Technologies, Inc.†	8,830
2,193	Fidelity National Information Services, Inc.	97,303
3,428	Fiserv, Inc.†	174,348
750	Flir Systems, Inc.†(a)	41,542
350	Formfactor, Inc.†	15,530
1,300	Foundry Networks, Inc.†	23,101
400	Gartner, Inc.†	9,784
300	Genesis Microchip, Inc.†	2,352
1,750	Gevity HR, Inc.	17,938
550	Global Cash Access Holdings, Inc.†	5,824
850	Global Payments, Inc.	37,587
1,300	Globecomm Systems, Inc.†	17,238
2,000	Glu Mobile, Inc.†	18,140
3,200	Google, Inc., Class A†	1,815,264
900	Harmonic, Inc.†	9,549

See Notes to Schedules of Investments.

Shares		Value

Information Technology (continued)
1,900	Harris Corp.	$109,801
2,050	Heartland Payment Systems, Inc.(a)	52,685
1,270	Hewitt Associates, Inc., Class A†	44,514
43,077	Hewlett-Packard Co.	2,144,804
350	Hittite Microwave Corp.†	15,452
100	Hutchinson Technology, Inc.†	2,460
1,600	Hypercom Corp.†	7,232
200	ID Systems, Inc.†(a)	2,448
50	Ikanos Communications, Inc.†	279
200	Imergent, Inc.(a)	4,486
2,000	Infinera Corp.†	40,300
2,150	Informatica Corp.†	33,755
2,050	Infospace, Inc.	35,998
1,000	infoUSA, Inc.	9,290
2,300	Ingram Micro, Inc., Class A†	45,103
4,760	Integrated Device Technology, Inc.†	73,685
91,516	Intel Corp.	2,366,604
2,150	Interactive Intelligence, Inc.†	40,850
300	InterDigital, Inc.†	6,234
200	Intermec, Inc.†(a)	5,224
2,271	Internap Network Services Corp.†	32,180
21,620	International Business Machines Corp.	2,546,836
850	International Rectifier Corp.†	28,042
700	Internet Capital Group, Inc.†	8,400
700	Interphase Corp.†	7,658
1,850	Intersil Corp., Class A	61,846
1,400	Interwoven, Inc.†	19,922
5,700	Intuit, Inc.†	172,710
2,625	Iron Mountain, Inc.†	80,010
1,300	Isilon Systems, Inc.†	10,010

Shares		Value

Information Technology (continued)
1,000	Ixia†	$8,720
900	IXYS Corp.†	9,387
450	j2 Global Communications, Inc.†	14,728
5,000	Jabil Circuit, Inc.	114,200
3,450	Jack Henry & Associates, Inc.	89,217
2,050	JDA Software Group, Inc.†	42,353
4,978	JDS Uniphase Corp.†	74,471
8,690	Juniper Networks, Inc.†	318,141
400	Jupitermedia Corp.†	2,532
200	Keithley Instruments, Inc.	2,120
900	Kemet Corp.†	6,615
700	KEY Tronic Corp.†	3,241
200	Keynote Systems, Inc.†	2,746
3,300	KLA-Tencor Corp.	184,074
500	Kulicke & Soffa Industries, Inc.†	4,240
3,873	L-1 Identity Solutions, Inc.†	73,006
2,400	Lam Research Corp.†	127,824
700	LaserCard Corp.†	7,777
800	Lattice Semiconductor Corp.†	3,592
3,850	Lawson Software, Inc.†	38,538
300	Leadis Technologies, Inc.†	1,050
200	LeCroy Corp.†	1,492
1,850	Lexmark International, Inc., Class A†(a)	76,830
2,000	Limelight Networks, Inc.†	17,560
4,800	Linear Technology Corp.(a)	167,952
2,050	Liquidity Services, Inc.†	22,530
2,000	Littelfuse, Inc.†	71,380
293	Local.com Corp.†(a)	1,902
200	LoJack Corp.†	3,792
1,200	LoopNet, Inc.†	24,648
2,000	Loral Space & Communications, Inc.†	79,500
11,260	LSI Corp.†	83,549

See Notes to Schedules of Investments.

Shares		Value

Information Technology (continued)
700	Lumera Corp.†(a)	$3,003
200	Macrovision Corp.†	4,926
350	Magma Design Automation, Inc.†	4,924
200	Majesco Entertainment Co.†	264
700	MakeMusic, Inc.†	4,998
300	Mantech International Corp., Class A†	10,794
1,800	Marchex, Inc., Class B(a)	17,118
6,600	Marvell Technology Group, Ltd.†	108,042
1,000	MasTec, Inc.†	14,070
1,850	Mastercard, Inc., Class A	273,744
500	Mattson Technology, Inc.†	4,325
5,490	Maxim Integrated Products, Inc.	161,132
2,550	McAfee, Inc.†	88,918
200	Measurement Specialties, Inc.†	5,580
2,550	MEMC Electronic Materials, Inc.†	150,093
450	Mentor Graphics Corp.†	6,795
200	Mercury Computer Systems, Inc.†	2,056
1,100	Merix Corp.†	6,226
2,200	Methode Electronics, Inc.	33,110
2,200	Micrel, Inc.	23,760
3,512	Microchip Technology, Inc.	127,556
11,327	Micron Technology, Inc.†	125,730
1,500	Micronetics, Inc.†	14,265
650	Microsemi Corp.†	18,122
134,740	Microsoft Corp.	3,969,440
2,000	MicroStrategy, Inc., Class A†	158,680
1,000	Midway Games, Inc.†(a)	4,360
1,300	MIPS Technologies, Inc.†(a)	10,270
200	Mobility Electronics, Inc.†	702
200	Moldflow Corp.†	3,852
4,275	Molex, Inc.	115,126
3,100	MoneyGram International, Inc.	70,029

Shares		Value

Information Technology (continued)
600	Monolithic Power Systems, Inc.†	$15,240
700	MoSys, Inc.†	4,942
36,141	Motorola, Inc.	669,693
3,250	MPS Group, Inc.†	36,238
1,300	MSC.Software Corp.†	17,706
2,050	MTS Systems Corp.	85,280
1,460	Multi-Fineline Electronix, Inc.†	21,652
300	Nanometrics, Inc.†	2,691
1,000	Napco Security Systems, Inc.†	5,570
175	National Instruments Corp.	6,008
5,700	National Semiconductor Corp.	154,584
1,300	NaviSite, Inc.†	11,427
967	NAVTEQ Corp.†	75,397
2,600	NCR Corp.†	129,480
200	Neomagic Corp†	814
200	Neoware, Inc.†	3,244
1,300	NetList, Inc.†	2,691
2,000	Netlogic Microsystems, Inc.†(a)	72,220
300	Netscout Systems, Inc.†	3,270
5,700	Network Appliance, Inc.†	153,387
1,300	Network Equipment Technologies, Inc.†	18,850
1,300	Newport Corp.†	19,799
200	NMS Communications Corp.†(a)	246
2,050	Novatel Wireless, Inc.†	46,432
5,134	Novell, Inc.†	39,224
2,723	Novellus Systems, Inc.†	74,229
4,350	Nuance Communications, Inc.†(a)	83,998
100	NVE Corp.†(a)	3,112
9,600	NVIDIA Corp.†	347,904
700	Occam Networks, Inc.†	6,664

See Notes to Schedules of Investments.

Shares		Value

Information Technology (continued)
500	Omnivision Technologies, Inc.†	$11,365
4,650	ON Semiconductor Corp.†	58,404
200	Online Resources Corp.†	2,528
911	Openwave Systems, Inc.	3,990
200	Opnet Technologies, Inc.†	2,320
1,250	OpNext, Inc.†	14,500
800	Optelecom-NKF, Inc.†	5,376
63,830	Oracle Corp.†	1,381,920
200	OSI Systems, Inc.†	4,502
200	Overland Storage, Inc.†	344
3,380	Palm, Inc.†(a)	54,993
200	PAR Technology Corp.†	1,600
1,240	Parametric Technology Corp.†	21,601
300	Parkervision, Inc.†	4,554
6,000	Paychex, Inc.	246,000
1,250	Pegasystems, Inc.	14,875
200	Pericom Semiconductor Corp.†	2,344
650	Perot Systems Corp., Class A†	10,992
41	PFSweb, Inc.†	54
200	Phoenix Technologies, Ltd.†	2,142
100	Photon Dynamics, Inc.†	905
700	Photronics, Inc.†	7,987
100	Pixelworks, Inc.†	115
200	Planar Systems, Inc.†	1,342
350	Plantronics, Inc.	9,992
200	PLATO Learning, Inc.†	756
350	Plexus Corp.†	9,590
200	PLX Technology, Inc.†	2,160
3,400	PMC - Sierra, Inc.†	28,526
950	Polycom, Inc.†	25,517
1,100	Power Integrations, Inc.†	32,681
480	Powerwave Technologies, Inc.†	2,957
1,500	QAD, Inc.	12,990
4,550	QLogic Corp.†	61,198

Shares		Value

Information Technology (continued)
25,450	QUALCOMM, Inc.	$1,075,517
2,050	Quality Systems, Inc.(a)	75,092
1,300	Rackable Systems, Inc.†	16,861
100	Radiant Systems, Inc.†	1,583
1,300	Radyne Corp.†	13,702
3,600	Rambus, Inc.†(a)	68,796
1,626	RealNetworks, Inc.†	11,024
2,490	Red Hat, Inc.†(a)	49,476
700	Relm Wireless Corp.†	3,080
89	REMEC, Inc.	151
700	Renaissance Learning, Inc.(a)	8,463
4,600	RF Micro Devices, Inc.†(a)	30,958
1,200	RightNow Technologies, Inc.†	19,308
2,050	Rogers Corp.†	84,440
440	Rudolph Technologies, Inc.†	6,085
1,500	S1 Corp.†	13,575
2,400	SAIC, Inc.†	46,056
700	Salesforce.com, Inc.†	35,924
2,700	SanDisk Corp.†	148,770
3,276	Sanmina-SCI Corp.†	6,945
1,250	Sapient Corp.†	8,388
8,009	Seagate Technology	204,870
1,600	Secure Computing Corp.†	15,568
200	Semitool, Inc.†	1,940
3,000	Semtech Corp.†	61,440
1,400	Sento Corp.†	154
50	SI International, Inc.†	1,428
2,000	Sigma Designs, Inc.†	96,480
200	Sigmatel, Inc.†	520
1,000	Silicon Image, Inc.†	5,150
2,850	Silicon Laboratories, Inc.†	119,016
200	Silicon Storage Technology, Inc.†	644
3,250	Simulations Plus, Inc.†(a)	46,020
200	Sirenza Microdevices, Inc.†	3,458

See Notes to Schedules of Investments.

Shares		Value

Information Technology (continued)
350	SiRF Technology Holdings, Inc.†	$7,472
3,982	Skyworks Solutions, Inc.†	35,997
2,300	Smart Modular Technologies WWH, Inc.†	16,445
300	Smith Micro Software, Inc.†	4,818
7,118	Solectron Corp.†	27,760
1,300	Sonic Solutions, Inc.†	13,611
700	SonicWALL, Inc.†	6,111
2,900	Sonus Networks, Inc.†	17,690
100	Spansion, Inc., Class A†	845
50	SPSS, Inc.†	2,057
200	SRA International, Inc., Class A†	5,616
300	Staktek Holdings, Inc.†	1,032
2,000	Starent Networks Corp.†	42,220
700	STEC, Inc.†	5,341
56,200	Sun Microsystems, Inc.†	315,282
950	Sybase, Inc.†	21,974
550	SYKES Enterprises, Inc.†	9,136
14,333	Symantec Corp.†	277,774
100	Symmetricom, Inc.†	470
50	SYNNEX Corp.†	1,028
1,592	Synopsys, Inc.†	43,111
3,250	Take-Two Interactive Software, Inc.†(a)	55,510
550	Taleo Corp., Class A†	13,976
2,950	Tech Data Corp.†	118,354
2,200	Tekelec†	26,620
550	Tektronix, Inc.	15,257
8,054	Tellabs, Inc.†	76,674
3,900	Teradyne, Inc.†	53,820
1,300	Terremark Worldwide, Inc.†	9,321
2,000	Tessco Technologies, Inc.†	31,380
400	Tessera Technologies, Inc.†	15,000
22,772	Texas Instruments, Inc.	833,227
300	THQ, Inc.†	7,494
4,900	TIBCO Software, Inc.†	36,211

Shares		Value

Information Technology (continued)
200	TNS, Inc.	$3,212
650	Trident Microsystems, Inc.†	10,328
1,667	Trimble Navigation, Ltd.†	65,363
3,200	Trio-Tech International	34,848
200	TRX, Inc.†	414
500	TTM Technologies, Inc.†	5,785
7,737	Tyco Electronics, Ltd.	274,122
1,100	Tyler Technologies, Inc.†	14,685
600	Ulticom, Inc.†	4,860
800	Unica Corp.†	8,984
7,120	Unisys Corp.†	47,134
700	United Online, Inc.	10,507
2,000	Universal Display Corp.†(a)	35,440
300	UTStarcom, Inc.†(a)	1,098
705	Valueclick, Inc.†	15,834
2,150	Varian Semiconductor Equipment Associates, Inc.†	115,068
2,050	Vasco Data Security International, Inc.†	72,386
850	VeriFone Holdings, Inc.†(a)	37,680
300	Verint Systems, Inc.†	7,800
3,916	VeriSign, Inc.†(a)	132,126
1,200	Versant Corp.†	23,052
3,300	Vicon Industries, Inc.†	38,544
550	Vignette Corp.†	11,038
300	Virage Logic Corp.†	2,226
4,306	Vishay Intertechnology, Inc.†	56,107
300	Visual Sciences, Inc.†	4,332
700	Vocus, Inc.†	20,468
400	Volterra Semiconductor Corp.†	4,912
2,050	WebMD Health Corp., Class A†(a)	106,805
100	Websense, Inc.†	1,973
300	Website Pros, Inc.†	3,138
3,000	Western Digital Corp.†	75,960
11,529	Western Union Co. (The)	241,763
2,000	Wind River Systems, Inc.†	23,540

See Notes to Schedules of Investments.

Shares		Value

Information Technology (continued)
1,300	Wireless Ronin Technologies, Inc.†	$8,775
300	Wireless Xcessories Group†	696
200	WPCS International, Inc.†	2,070
2,750	Wright Express Corp.†	100,348
14,200	Xerox Corp.†	246,228
3,950	Xilinx, Inc.	103,253
1,300	X-Rite, Inc.	18,772
19,150	Yahoo!, Inc.†	513,986
725	Zebra Technologies Corp., Class A†	26,455
1,100	Zygo Corp.†	14,333

		43,825,025

Materials — 3.6%
3,850	Air Products & Chemicals, Inc.	376,376
3,020	Airgas, Inc.	155,923
1,050	AK Steel Holding Corp.†	46,148
1,000	Albemarle Corp.	44,200
13,648	Alcoa, Inc.	533,910
1,350	Allegheny Technologies, Inc.	148,432
2,000	AMCOL International Corp.	66,180
100	American Vanguard Corp	1,952
750	Aptargroup, Inc.	28,402
50	Arch Chemicals, Inc.	2,344
50	Ashland, Inc.	3,010
1,700	Ball Corp.	91,375
1,350	Bemis Co., Inc.	39,298
2,550	Bowater, Inc.(a)	38,046
1,300	Buckeye Technologies, Inc.†	19,682
100	Cabot Corp.	3,553
2,500	Castle (A.M.) & Co.	81,500
2,000	Celanese Corp., Class A	77,960
1,200	CF Industries Holdings, Inc.	91,092
3,145	Chemtura Corp.	27,959
200	Cleveland-Cliffs, Inc.(a)	17,594

Shares		Value

Materials (continued)
2,600	Commercial Metals Co.	$82,290
2,900	Core Molding Technologies, Inc.†	22,214
3,300	Crown Holdings, Inc.†	75,108
10,750	Domtar Corp.†	88,150
15,811	Dow Chemical Co. (The)	680,822
15,000	du Pont (E.I.) de Nemours & Co.	743,400
1,200	Eagle Materials, Inc.(a)	42,888
1,900	Eastman Chemical Co.	126,787
3,200	Ecolab, Inc.	151,040
1,250	Florida Rock Industries, Inc.	78,112
5,201	Freeport-McMoRan Copper & Gold, Inc.	545,533
1,500	Friedman Industries	13,275
800	Glatfelter	11,872
400	H.B. Fuller Co.	11,872
50	Haynes International, Inc.†	4,268
2,800	Hecla Mining Co.†	25,060
1,000	Hercules, Inc.	21,020
1,250	Huntsman Corp.	33,113
1,150	ICO, Inc.†	16,192
1,000	International Flavors & Fragrances, Inc.	52,860
7,242	International Paper Co.	259,771
672	Kronos Worldwide, Inc.	12,687
1,000	Louisiana-Pacific Corp.	16,970
50	LSB Industries, Inc.†	1,182
850	Lubrizol Corp.	55,301
3,255	Lyondell Chemical Co.	150,869
3,276	MeadWestvaco Corp.	96,740
1,100	Meridian Gold, Inc.†	36,410
9,080	Monsanto Co.	778,519
1,500	Mosaic Co. (The)†	80,280
700	Myers Industries, Inc.	13,874
1,300	Nalco Holding Co.	38,545
1,000	Nanophase Technologies Corp.†	6,650
2,050	NewMarket Corp.	101,229

See Notes to Schedules of Investments.

Shares		Value

Materials (continued)
6,400	Newmont Mining Corp.	$286,272
4,400	NL Industries	49,852
4,070	Nucor Corp.	242,043
370	Olin Corp.	8,281
2,050	Olympic Steel, Inc.	55,678
3,150	Owens-Illinois, Inc.†	130,568
1,050	Packaging Corp. of America	30,524
2,750	Pactiv Corp.†	78,815
2,700	PolyOne Corp.†	20,169
3,100	PPG Industries, Inc.	234,205
4,550	Praxair, Inc.	381,108
3,050	Reliance Steel & Aluminum Co.	172,447
2,458	Rohm & Haas Co.(a)	136,837
2,000	Royal Gold, Inc.	65,500
1,300	RPM International, Inc.	31,135
2,000	Ryerson, Inc.	67,480
400	Schulman (A.), Inc.	7,892
2,650	Scotts Miracle-Gro Co. (The), Class A	113,288
3,400	Sealed Air Corp.	86,904
1,200	Sigma-Aldrich Corp.	58,488
4,800	Smurfit-Stone Container Corp.†	56,064
950	Sonoco Products Co.	28,671
600	Southern Copper Corp.	74,298
2,000	Spartech Corp.	34,120
1,100	Steel Dynamics, Inc.	51,370
1,950	Stillwater Mining Co.†	20,066
1,300	Symyx Technologies, Inc.†	11,297
2,100	Temple-Inland, Inc.	110,523
1,050	Terra Industries, Inc.†	32,823
250	Texas Industries, Inc.	19,625
1,673	Titanium Metals Corp.†(a)	56,146
200	Tronox, Inc., Class A	1,860
50	United States Lime & Minerals, Inc.†	1,788
2,400	United States Steel Corp.	254,256

Shares		Value

Materials (continued)
1,200	Valhi, Inc.	$28,500
700	Valspar Corp.	19,047
1,800	Vulcan Materials Co.	160,470
100	W.R. Grace & Co.†	2,686
200	Wausau Paper Corp.	2,230
400	Westlake Chemical Corp.	10,132
3,350	Weyerhaeuser Co.	242,205
400	Wheeling-Pittsburgh Corp.†	7,720
800	Worthington Industries, Inc.	18,848

		9,872,070

Telecommunication Services — 3.5%
700	Alaska Communications Systems Group, Inc.	10,115
6,201	Alltel Corp.	432,086
6,450	American Tower Corp., Class A†(a)	280,833
97,624	AT&T, Inc.	4,130,471
2,050	Cbeyond, Inc.†	83,620
1,600	Centennial Communications Corp.†	16,192
2,200	CenturyTel, Inc.	101,684
4,726	Citizens Communications Co.(a)	67,676
200	Cogent Communications Group, Inc.†	4,668
700	Consolidated Communications Holdings, Inc.	13,727
3,200	Crown Castle International Corp.†(a)	130,016
700	D&E Communications, Inc.	9,954
1,650	Dobson Communications Corp., Class A†	21,104
1,957	EMBARQ Corp.	108,809
1,300	Fibernet Telecom Group, Inc.†	10,868
200	FiberTower Corp.†	768
2,200	General Communication, Inc., Class A†	26,708

See Notes to Schedules of Investments.

Shares		Value

Telecommunication Services (continued)
2,150	Global Crossing, Ltd.†	$45,322
700	Globalstar, Inc.†(a)	5,131
1,900	GoAmerica, Inc.†	9,785
2,150	IDT Corp., Class B	17,996
700	InPhonic, Inc.†(a)	1,925
600	Iowa Telecommunications Services, Inc.	11,910
200	Kratos Defense & Security Solutions, Inc.†	548
16,338	Level 3 Communications, Inc.†	75,972
750	NeuStar, Inc., Class A†	25,718
2,200	NII Holdings, Inc.†(a)	180,730
200	North Pittsburgh Systems, Inc.	4,752
700	NTELOS Holdings Corp.	20,622
700	PAETEC Holding Corp.†	8,729
2,200	Premiere Global Services, Inc.†	27,830
24,120	Qwest Communications International, Inc.†	220,939
1,200	SBA Communications Corp., Class A†	42,336
45,554	Sprint Nextel Corp.	865,531
2,000	SunCom Wireless Holdings, Inc., Class A†	51,600
200	SureWest Communications	5,002
2,200	Syniverse Holdings, Inc.†	34,980
1,670	Telephone & Data Systems, Inc.	111,472
2,000	TerreStar Corp.†	19,260
2,050	Time Warner Telecom, Inc., Class A†	45,038
400	USA Mobility, Inc.†	6,748
46,909	Verizon Communications, Inc.	2,077,131
700	Vonage Holdings Corp.†(a)	721
7,178	Windstream Corp.(a)	101,353

		9,468,380

Shares		Value

Utilities — 3.6%
11,235	AES Corp. (The)†	$225,149
1,000	AGL Resources, Inc.	39,620
2,400	Allegheny Energy, Inc.†	125,424
1,200	Alliant Energy Corp.	45,984
3,400	Ameren Corp.	178,500
6,930	American Electric Power Co., Inc.	319,334
1,721	Aqua America, Inc.(a)	39,032
1,100	Atmos Energy Corp.	31,152
2,750	Avista Corp.	55,962
200	California Water Service Group	7,698
3,800	Centerpoint Energy, Inc.	60,914
400	Cleco Corp.	10,108
5,650	CMS Energy Corp.(a)	95,033
4,000	Consolidated Edison, Inc.	185,200
3,300	Constellation Energy Group, Inc.	283,107
6,295	Dominion Resources, Inc.	530,668
1,500	DPL, Inc.(a)	39,390
3,100	DTE Energy Co.(a)	150,164
19,782	Duke Energy Corp.	369,726
8,050	Dynegy, Inc., Class A†	74,382
5,550	Edison International	307,748
2,750	El Paso Electric Co.†	63,608
500	Empire District Electric Co. (The)	11,295
690	Energen Corp.	39,413
3,100	Energy East Corp.	83,855
3,800	Entergy Corp.	411,502
2,300	Equitable Resources, Inc.	119,301
10,774	Exelon Corp.	811,929
4,250	FirstEnergy Corp.	269,195
6,060	FPL Group, Inc.	368,933
800	Great Plains Energy, Inc.	23,048
750	Hawaiian Electric Industries, Inc.	16,282
2,750	IDACORP, Inc.	90,035

See Notes to Schedules of Investments.

Shares		Value

Utilities (continued)
1,800	Integrys Energy Group, Inc.	$92,214
2,125	MDU Resources Group, Inc.	59,160
3,400	Mirant Corp.†	138,312
750	National Fuel Gas Co.(a)	35,108
6,090	NiSource, Inc.	116,563
3,000	Northeast Utilities	85,710
3,800	NRG Energy, Inc.†(a)	160,702
2,190	NSTAR	76,234
1,100	OGE Energy Corp.	36,410
1,500	ONEOK, Inc.	71,100
100	Ormat Technologies, Inc.	4,634
2,650	Pepco Holdings, Inc.	71,762
5,800	PG&E Corp.	277,240
400	Piedmont Natural Gas Co.	10,036
1,400	Pinnacle West Capital Corp.(a)	55,314
700	PNM Resources, Inc.	16,296
50	Portland General Electric Co.	1,390
6,700	PPL Corp.	310,210
4,241	Progress Energy, Inc.	198,691
4,200	Public Service Enterprise Group, Inc.	369,558
1,000	Puget Energy, Inc.	24,470
2,000	Questar Corp.	105,060
4,629	Reliant Energy, Inc.†	118,502
1,379	SCANA Corp.	53,422
3,600	Sempra Energy	209,232
5,650	Sierra Pacific Resources	88,874
11,350	Southern Co.	411,778
3,472	Southern Union Co.	108,014
830	Southwest Water Co.(a)	10,483
2,500	TECO Energy, Inc.	41,075
7,690	TXU Corp.	526,534
1,300	UGI Corp.	33,774
50	UIL Holdings Corp.	1,575
933	Vectren Corp.	25,462

Shares		Value

Utilities (continued)
950	Westar Energy, Inc.	$23,332
350	WGL Holdings, Inc.	11,862
1,850	Wisconsin Energy Corp.	83,306
6,125	Xcel Energy, Inc.(a)	131,932

		9,678,022

Total Common Stock (Cost $195,482,749)		270,262,385

WARRANTS — 0.0%

211	Expedia, Inc. expire
	02/04/09†	800
211	IAC/InterActiveCorp. expire 02/04/09†	195

Total Warrants (Cost $1,075)		995

MONEY MARKET FUND — 7.3%

19,711,551	PNC Institutional Money
	Market Trust 5.40%
	(Cost $19,711,551)(b)	19,711,551

Total Investments — 107.0% (Cost $215,195,375)		289,974,931
Other Assets & Liabilities, Net — (7.0)%		(18,898,614)

NET ASSETS — 100.0%		$271,076,317

ADR - American Depository Receipt.
†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Schedules of Investments.

1.	Significant Accounting Policies.

Portfolio valuation: A security listed or traded on U.S. exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized premium or discount. In the event market quotations are not readily available, securities are valued at fair value according to procedures established by the Board of Directors or as determined in good faith by the Pricing Committee, whose members include at least one representative of the Adviser who is an officer of the Company and at least one portfolio management professional of the subadviser responsible for managing the portion of the Portfolio whose securities require a fair valuation determination. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector.

2.	Tax Information.

No provision for federal income taxes is required since each Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distribution determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2007.

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at September 30, 2007 for each Portfolio are as follows:

Portfolio	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Large Company Growth Portfolio	$459,209,668	$115,952,057	$(9,482,942)	$106,469,115
Large Company Value Portfolio	71,396,853	7,826,018	(1,556,359)	6,269,659
Small Company Growth Portfolio	17,135,981	2,769,075	(659,099)	2,109,976
Small Company Value Portfolio	27,961,857	4,559,692	(2,253,702)	2,305,990
Dow Jones Wilshire 5000 Index Portfolio	215,195,375	78,725,605	(3,946,049)	74,779,556

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2006 the following Portfolios had available for Federal income tax purposes unused capital losses as follows:

	Expiring December 31,
Portfolio	2010	2011	2012	2013
Large Company Growth Portfolio	$6,132,547	—	—	—
Dow Jones Wilshire 5000 Index Portfolio	7,939,802	$3,810,802	$5,509,772	$108,266

For additional information regarding the accounting policies of the Wilshire Mutual Funds, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President
(principal executive officer)

Date	November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President
(principal executive officer)

Date	November 28, 2007

By (Signature and Title)*	/s/ Danny S. Kang
Danny S. Kang, Treasurer and Vice President
(principal financial officer)

Date	November 28, 2007

* Print the name and title of each signing officer under his or her signature.